UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-22906

Virtus Alternative Solutions Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT VIRTUS ALTERNATIVE SOLUTIONS TRUST

                April 30, 2018

Virtus Aviva Multi-Strategy Target Return Fund

Virtus Duff & Phelps Select MLP and Energy Fund
Virtus Newfleet Credit Opportunities Fund

Proxy Voting Procedures and Voting Record (Form N-PX)

The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this semiannual report that reviews the performance of your fund for the six months ended April 30, 2018.

Economic growth and strong corporate earnings were driving forces in the U.S. during the period, capped off by the sweeping tax overhaul that was signed into law at year-end. The optimism carried over into the start of 2018. However, with growth heating up, inflation fears caused stock markets to plunge in early February, ushering in the return of volatility after being conspicuously absent throughout 2017. Concerns over a potential global trade war, sparked by tariff talk by the Trump administration, caused markets to remain unsettled. Meanwhile, persistent economic strength moved the Federal Reserve to hike its key interest rate in March from 1.50% to 1.75%, its highest level in nearly a decade.

For the six months ended April 30, 2018, U.S. large-cap stocks, as measured by the S&P 500® Index, returned 3.82%, outpacing small-cap stocks, which returned 3.27%, as measured by the Russell 2000® Index. Within international equities, emerging markets led their developed peers, with the MSCI Emerging Markets Index (net) up 4.80%, compared with the MSCI EAFE® Index (net), which returned 3.41%.

Demand for U.S. Treasuries remained strong, as foreign investors continued to favor their yield advantage and credit quality over many foreign government bonds. The yield on the 10-year U.S. Treasury was 2.95% at April 30, 2018, up from 2.38% at October 31, 2017. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks U.S. Treasuries and other investment-grade debt securities, declined 1.87% for the six months. Non-investment grade bonds also lost ground but to a lesser extent, down 0.17%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies, with a broad array of Virtus Funds available through your fund exchange privileges. These include distinctive equity, fixed income, international, and asset allocation funds managed by Virtus affiliates and select subadvisers. We invite you to learn more about the Virtus family of funds at Virtus.com.

On behalf of our investment affiliates, thank you for entrusting the Virtus Funds with your assets. Should you have questions about your account or require assistance, please visit Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

June 2018

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

Disclosure of Fund Expenses (Unaudited)

For the six-month period of November 1, 2017 to April 30, 2018

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Alternative Solutions Trust Fund (each, a “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class A and Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period. The following Expense Table illustrates your Fund’s costs in two ways.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

		Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio*	Expenses Paid During Period**
Aviva Multi-Strategy Target Return Fund	Class A	$1,000.00	$1,013.70	1.69%	$ 8.44
	Class C	1,000.00	1,009.60	2.44	12.16
	Class I	1,000.00	1,015.30	1.44	7.20
	ClassR6	1,000.00	1,015.40	1.38	6.90
Duff & Phelps Select MLP and Energy Fund	Class A	1,000.00	1,034.20	1.50	7.57
	Class C	1,000.00	1,029.80	2.27	11.42
	Class I	1,000.00	1,035.90	1.27	6.41
Newfleet Credit Opportunities Fund	Class A	1,000.00	1,018.40	1.52	7.61
	Class C	1,000.00	1,014.10	2.27	11.34
	Class I	1,000.00	1,019.00	1.28	6.41
	ClassR6	1,000.00	1,019.60	1.24	6.21

*	Annualized expense ratios include dividend expense on securities sold short and interest expense on securities sold short.
**	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one half-year period.

Each Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

Disclosure of Fund Expenses (Unaudited)

For the six-month period of November 1, 2017 to April 30, 2018

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio*	Expenses Paid During Period**
Aviva Multi-Strategy Target Return Fund	Class A	$1,000.00	$1,016.41	1.69%	$8.45
	Class C	1,000.00	1,012.69	2.44	12.18
	Class I	1,000.00	1,017.65	1.44	7.20
	ClassR6	1,000.00	1,017.95	1.38	6.90
Duff & Phelps Select MLP and Energy Fund	Class A	1,000.00	1,017.36	1.50	7.50
	Class C	1,000.00	1,013.54	2.27	11.33
	Class I	1,000.00	1,018.50	1.27	6.36
Newfleet Credit Opportunities Fund	Class A	1,000.00	1,017.26	1.52	7.60
	Class C	1,000.00	1,013.54	2.27	11.33
	Class I	1,000.00	1,018.45	1.28	6.41
	ClassR6	1,000.00	1,018.65	1.24	6.21

*	Annualized expense ratios include dividend expense on securities sold short and interest expense on securities sold short.
**	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one half-year period.

Each Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

KEY INVESTMENT TERMS

American Depositary Receipt (“ADR”)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Bloomberg Barclays U.S. Aggregate Bond Index

An index that measures the U.S. investment-grade, fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Bloomberg Barclays U.S. Corporate High Yield Bond Index

An index that measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Exchange–Traded Funds (ETF)

A Fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.

Exchange–Traded Notes (ETN)

Senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees.

Federal Reserve (the “Fed”)

The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

iShares®

Represents shares of an open-end exchange-traded fund.

London Interbank Offered Rate (LIBOR)

A benchmark rate that some of the world’s leading banks charge each other for short-term loans.

Master Limited Partnership (MLP)

Investment which combines the tax benefits of a limited partnership with the liquidity of publicly traded securities. To be classified as an MLP, a partnership must derive most of its cash flows from real estate, natural resources and commodities.

MSCI EAFE®Index

A free float-adjusted, market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with gross dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI Emerging Markets Index (net)

A free float-adjusted, market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

KEY INVESTMENT TERMS (Continued)

Over–the–Counter (OTC)

Trading that is done directly between two parties, without any supervision of an exchange.

Payment–in–Kind Security (PIK)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock

Real Estate Investment Trust (REIT)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

Russell 2000® Index

The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

S&P 500® Index

A free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges, and it is not available for direct investment.

Standard & Poor’s Depositary Receipt (SPDR)

Shares of a security designed to track the value of the S&P 500® Index. SPDRs trade on the American Stock Exchange under the symbol SPY. One SPDR unit is valued at approximately one-tenth of the value of the S&P 500® Index. Dividends are distributed quarterly, and are based on the accumulated stock dividends held in trust, less any expenses of the trust.

VIRTUS ALTERNATIVE SOLUTIONS

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS

APRIL 30, 2018 (Unaudited)

For each Fund, the following tables present portfolio holdings within certain sectors as a percentage of total investments, net of written options, attributable to each sector as of April 30, 2018.

Aviva Multi-Strategy Target Return Fund

U.S. Government Securities	61%
Common Stocks	13
Foreign Government Securities	6
Exchange-Traded Funds	6
Purchased Swaptions	1
Other (Includes Short-Term Investments)	13

Total	100%

Newfleet Credit Opportunities Fund

Corporate Bonds		70%
Consumer Discretionary	17
Energy	9
Information Technology	8
Health Care	8
Industrials	8
Materials	7
All other Corporate Bonds	13
Leveraged Loans		13
Exchange-Traded Funds		4
Common Stocks		3
Convertible Bonds		2
Municipal Bonds		1
Securities Sold Short		(1)
Other (includes short-term investments)		8

Total		100%

Duff & Phelps Select MLP and Energy Fund

Master Limited Partnerships and Related Companies		100%
Diversified	22
Gathering/Processing	21
Petroleum Transportation & Storage	14
Natural Gas Pipelines	13
Marine Shipping	8
Downstream/Other	8
Upstream	8
Electric, LDC & Power	3
Exchange-Traded Funds	3
Other (includes short-term investments)		— (1)

Total		100%

(1)	Amount is less than 0.05%.

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2018 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

U.S. GOVERNMENT SECURITIES—55.6%

Non-Agency—55.6%
United States Treasury Bills
1.645%, 5/3/18	$12,000	$11,999
1.624%, 5/10/18	12,000	11,995
1.657%, 5/17/18	12,000	11,992
1.685%, 5/24/18	10,000	9,990
United States Treasury Inflation Indexed Bonds 0.875%, 2/15/47(1)	3,000	3,052

		49,028

TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $49,073)		49,028

FOREIGN GOVERNMENT SECURITIES(2) —5.5%
Indonesia Treasury Bond 8.250%, 7/15/21	27,950,000IDR	2,109
7.000%, 5/15/27	14,376,000IDR	1,041
Mexican Government Development Bond 5.750%, 3/5/26	4,000MXN	193
7.500%, 6/3/27	27,800MXN	1,487

TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $5,130)		4,830

	SHARES

COMMON STOCKS—11.9%

Consumer Discretionary—0.8%
Accor SA	1,368	77
Altice NV Class A(3)	3,760	36
Faurecia SA	483	39
HUGO BOSS AG	417	39
Moncler SpA	1,150	52
Nokian Renkaat OYJ	899	36
Paddy Power Betfair PLC	573	57
Peugeot SA	3,697	91
Porsche Automobil Holding SE	1,011	86
ProSiebenSat.1 Media SE	1,532	56
SES SA	2,527	39
Zalando SE 144A(3)(4)	952	49

		657

Consumer Staples—0.2%
Beiersdorf AG	650	74
Heineken Holding NV	671	68

	SHARES	VALUE

Consumer Staples—continued
Jeronimo Martins SGPS SA	1,606	$28

		170

Energy—0.7%
BP PLC	15,076	112
Enagas SA	1,493	43
Galp Energia SGPS SA	3,234	62
Neste OYJ	849	72
OMV AG	944	58
Royal Dutch Shell PLC Class A	3,128	109
Tenaris SA	3,074	58
Total SA	1,764	111

		625

Financials—1.0%
ABN AMRO Group NV 144A(4)	3,104	96
Aegon NV	11,814	87
Ageas	1,312	70
Banco BPM SPA(3)	9,978	36
Banco de Sabadell SA	37,055	73
Bank of Ireland Group PLC	6,108	55
Bankia SA	7,916	35
Bankinter SA	4,246	44
EXOR NV	743	55
Groupe Bruxelles Lambert SA	533	61
Hannover Rueck SE	394	55
Mediobanca Banca di Credito Finanziario SpA	4,143	50
Natixis SA	5,991	49
Raiffeisen Bank International AG(3)	890	30
SCOR SE	1,156	47
Wendel SA	182	28

		871

Health Care—0.3%
Eurofins Scientific SE	72	39
Grifols SA	1,939	54
Orion OYJ Class B	687	21
Orpea	315	40
QIAGEN NV(3)	1,519	50
UCB SA	834	63

		267

Industrials—1.3%
ACS Actividades de Construccion y Servicios SA	1,813	76
Aeroports de Paris	186	41
Alstom SA	1,049	48

	SHARES	VALUE

Industrials—continued
ANDRITZ AG	466	$25
Brenntag AG	959	55
Bureau Veritas SA	1,747	46
Deutsche Lufthansa AG	1,549	45
Edenred	1,548	53
Eiffage SA	645	77
GEA Group AG	1,089	42
Getlink SE	3,057	43
Kingspan Group PLC	1,002	45
KION Group AG	439	37
Leonardo SpA	2,655	31
MAN SE	229	26
MTU Aero Engines AG	343	59
OSRAM Licht AG	636	37
Prysmian SpA	1,426	42
Randstad NV	779	50
Rexel SA	1,993	31
Rheinmetall AG	290	38
Safran SA(3)(5)(6)	246	29
Teleperformance	360	58
Thales SA	693	88
Wartsila OYJ Abp	2,990	63

		1,185

Information Technology—0.3%
Ingenico Group SA	388	34
Ubisoft Entertainment SA(3)	418	40
United Internet AG	821	53
Wirecard AG	756	102

		229

Materials—1.3%
Anglo American PLC	4,515	106
Antofagasta PLC	8,228	110
Arkema SA	466	61
BHP Billiton PLC	5,140	109
Evonik Industries AG	988	35
Glencore PLC	20,760	100
Huhtamaki OYJ	633	26
K+S AG	1,256	37
LANXESS AG	546	40
Rio Tinto PLC	2,008	109
Smurfit Kappa Group PLC	1,451	62
Solvay SA	482	67
Stora Enso OYJ
Class R	3,793	75
Symrise AG	801	65
Umicore SA	1,379	77
voestalpine AG	734	39

		1,118

Real Estate—5.1%
Activia Properties, Inc.	27	120

See Notes to Financial Statements.

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2018 (Unaudited)

($ are reported in thousands)

	SHARES	VALUE

Real Estate—continued
Advance Residence Investment Corp.	55	$142
AEON REIT Investment Corp.	56	58
Comforia Residential REIT, Inc.	22	51
CRE Logistics REIT, Inc.(3)	6	6
Daiwa House REIT Investment Corp.	69	165
Daiwa Office Investment Corp.	13	77
Frontier Real Estate Investment Corp.	20	83
Fukuoka REIT Corp.	31	48
Gecina SA	333	58
Global One Real Estate Investment Corp.	38	38
GLP J-Reit	123	132
Hankyu Reit, Inc.	26	33
Health Care & Medical Investment Corp.	7	7
Heiwa Real Estate REIT, Inc.	37	35
Hoshino Resorts REIT, Inc.	9	44
Hulic Reit, Inc.	40	62
Ichigo Hotel REIT Investment Corp.	9	11
Ichigo Office REIT Investment	46	34
Industrial & Infrastructure Fund Investment Corp.	68	75
Invesco Office REIT, Inc.	262	33
Invincible Investment Corp.	162	72
Japan Excellent, Inc.	53	69
Japan Hotel REIT Investment Corp.	171	129
Japan Logistics Fund, Inc.	40	81
Japan Prime Realty Investment Corp.	37	134
Japan Real Estate Investment Corp.	56	290
Japan Rental Housing Investments, Inc.	67	52
Japan Retail Fund Investment Corp.	112	210
Kenedix Office Investment Corp.	17	104
Kenedix Residential Next Investment Corp.	29	43

	SHARES	VALUE

Real Estate—continued
Kenedix Retail REIT Corp.	21	$44
Klepierre SA	1,373	56
LaSalle Logiport REIT	45	46
LEG Immobilien AG	414	48
Marimo Regional Revitalization REIT, Inc.	4	4
MCUBS MidCity Investment Corp.	66	50
Mirai Corp.	8	14
Mitsubishi Estate Logistics REIT Investment Corp.	5	12
Mitsui Fudosan Logistics Park, Inc.	11	35
Mori Hills REIT Investment Corp.	64	82
Mori Trust Hotel REIT, Inc.	13	17
Mori Trust Sogo REIT, Inc.	43	64
Nippon Accommodations Fund, Inc.	20	90
Nippon Building Fund, Inc.	57	320
Nippon Healthcare Investment Corp.	3	5
Nippon Prologis REIT, Inc.	79	167
NIPPON REIT Investment Corp.	16	49
Nomura Real Estate Master Fund, Inc.	175	245
One REIT, Inc.	6	14
Ooedo Onsen REIT Investment Corp.	10	8
Orix REIT, Inc.	117	178
Premier Investment Corp.	54	53
Sakura Sogo REIT Investment Corp.	14	12
Samty Residential Investment Corp.	10	9
Sekisui House REIT, Inc.	148	95
Star Asia Investment Corp.	14	14
Starts Proceed Investment Corp.	9	13
Tokyu REIT, Inc.	40	54
Tosei Reit Investment Corp.	9	9
United Urban Investment Corp.	130	200

	SHARES	VALUE

Real Estate—continued
XYMAX REIT Investment Corp.(3)	6	$ 6

		4,509

Telecommunication Services—0.2%
Elisa OYJ	994	44
Iliad SA	187	37
Proximus SADP	1,036	32
Telecom Italia SpA/ Milano(3)	76,143	75

		188

Utilities—0.7%
EDP - Energias de Portugal SA	16,742	62
Electricite de France SA	3,181	45
Endesa SA	2,088	49
Fortum OYJ	2,882	66
Gas Natural SDG SA	2,334	59
Innogy SE 144A(4)	846	37
Red Electrica Corp SA	2,853	59
Rubis SCA	559	43
RWE AG	3,381	81
Suez	2,538	37
Terna Rete Elettrica Nazionale SpA	9,282	56
Uniper SE	1,151	36

		630

TOTAL COMMON STOCKS (Identified Cost $10,266)		10,449

EXCHANGE-TRADED FUNDS — 5.2%
Exchange Traded Funds — 5.2%
iShares MSCI Emerging Markets Small-Cap ETF(7)	31,876	1,674
SPDR® S&P® Emerging Markets SmallCap ETF(7)	57,327	2,931

		4,605

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $3,420)		4,605

PURCHASED OPTIONS — 0.1% (See open purchased options schedule) (Identified Cost $785)		$86

PURCHASED SWAPTIONS — 0.7% (See open purchased swaptions schedule) (Identified Cost $1,160)		662

TOTAL LONG TERM INVESTMENTS — 79.0% (Identified Cost $69,834)		69,660

See Notes to Financial Statements.

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2018 (Unaudited)

($ are reported in thousands)

SHARES		VALUE

SHORT-TERM INVESTMENT—11.4%

Money Market Mutual Fund—11.4%
Dreyfus Government Cash Management - Institutional Shares (Seven-day effective yield 1.60%)(7)	10,025,614	$10,025
TOTAL SHORT-TERM INVESTMENT (Identified Cost $10,025)		10,025
TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS — 90.4% (Identified Cost $79,859)		79,685
WRITTEN OPTIONS—0.0% (See open written options schedule) (Proceeds $79)		(17)
TOTAL INVESTMENTS NET OF WRITTEN OPTIONS — 90.4% (Identified Cost $79,780)		$79,668
Other assets and liabilities, net — 9.6%		8,436

NET ASSETS — 100.0%		$88,104

      Footnote Legend:

(1)  Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.

(2)  Par value reported in thousands.

(3)  Non-income producing.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, these securities amounted to a value of $182 or 0.2% of net assets.

(5)  Security valued at fair value as determined in good faith by or under the direction of the Trustees.

(6)  Non-tradable security.

(7)  Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.

Abbreviations:
ETF	Exchange Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

Counterparties:
BNP	BNP Paribas
CITI	Citibank
DB	Deutsche Bank AG
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.
ML	Merrill Lynch
Nomura	Nomura Global Financial Products, Inc.
Soc Gen	Societe Generale
Currencies:
AUD	Australian Dollar
BRL	Brazilian Real
EUR	European Currency Unit
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesia Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
SAR	Saudi Riyal
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar

Country Weightings (Unaudited)†
United States	81%
Japan	6
Indonesia	4
Mexico	2
France	2
Germany	2
United Kingdom	1
Spain	1
Finland	1
Total	100%
† % of total investments, net of written options, as of April 30, 2018.

See Notes to Financial Statements.

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2018 (Unaudited)

($ are reported in thousands)

Open purchased option contracts as of April 30, 2018 were as follows:

Description of Options	Counterparty	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
S&P 500® Index	JPM	100	$10	$3,150.00	05/18/18	$—	(2)
Euro Stoxx 50® Index	JPM	419	42	3,750.00	06/15/18	7
FTSE 100 Index	JPM	226	23	8,400.00	06/15/18	3
Call USD 9,000 versus Put SAR 34,380	BNP	90,000	13,000	3.82	02/12/19	19
Put Options
Put USD 5,295 versus Call TRY 20,651	CITI	52,950	5,295	3.90	03/21/19	30
Put USD 2,410 versus Call TRY 9,398	CITI	24,097	2,410	3.90	04/05/19	13
Put USD 591 versus Call TRY 2,246	CITI	5,909	591	3.80	06/19/19	2
Put USD 295 versus Call TRY 1,121	CITI	2,950	295	3.80	06/27/19	1
Put USD 591 versus Call TRY 2,246	CITI	5,913	591	3.80	07/10/19	2
Put USD 295 versus Call TRY 1,121	CITI	2,954	295	3.80	07/17/19	1
Put USD 295 versus Call TRY 1,180	CITI	2,950	295	4.00	05/04/20	3
Put USD 590 versus Call TRY 2,360	CITI	5,900	590	4.00	06/04/20	5
Total						$86

        Footnote Legend:

(1)	Strike price not reported in thousands.
(2)	Amount is less than $500.

Open purchased swaption contracts as of April 30, 2018 were as follows:

Description of Options	Counterparty	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Swaptions
15-Year USD Interest Rate Swap	DB	750	$18,000	$1.00	02/24/31	$135
Put Swaptions
12-Year USD Interest Rate Swap	GS	737,000	120,300	3.09	10/23/19	545
12-Year USD Interest Rate Swap	GS	368,500	60,150	2.57	10/23/19	(586)
30-Year USD Interest Rate Swap	CITI	1,000	10,000	3.85	07/22/30	389
15-Year USD Interest Rate Swap	CITI	260	2,600	3.85	01/21/31	101
15-Year USD Interest Rate Swap	DB	190	1,900	3.85	02/28/31	73
15-Year USD Interest Rate Swap	Nomura	26,000	2,600	3.85	04/07/31	(3)
15-Year USD Interest Rate Swap	GS	15,000	1,500	3.85	08/18/31	8
Total						$662

        Footnote Legend:

(1)	Strike price not reported in thousands.

Open written option contracts as of April 30, 2018 were as follows:

Description of Options	Counterparty	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options
FTSE 100 Index	JPM	(3)	$— (2)	$7,250.00	06/15/18	$(2)
Euro Stoxx 50® Index	JPM	(53)	1	3,350.00	06/15/18	(15)
Total						$(17)

        Footnote Legend:

(1)	Strike price not reported in thousands.
(2)	Amount is less than $500.

See Notes to Financial Statements.

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2018 (Unaudited)

($ are reported in thousands)

Futures contracts as of April 30, 2018 were as follows:

Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation (Depreciation)
E-Mini Financial Future	June 2018	21	$1,773	$ (22)
MSCI Emerging Markets Index Future	June 2018	82	4,329	(136)
MSCI World Markets Index Future	June 2018	(44)	2,627	3
Nikkei 225 Future	June 2018	9	1,853	116
Russell 2000® Mini Index Future	June 2018	(22)	1,698	63
S&P 500 E-Mini Future	June 2018	20	2,647	(137)
TOPIX Index Future	June 2018	11	1,791	88
U.S. Ultra Bond Future	June 2018	(29)	4,557	(80)
Total				$ (105)

Forward foreign currency exchange contracts as of April 30, 2018 were as follows:

Currency Purchased	Currency Amount Purchased(1)	Currency Sold	Currency Amount Sold(1)	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD*	5,882	USD	4,522	Soc Gen	5/16/18	$ —	$ (94)
EUR*	4,473	USD	5,522	Soc Gen	5/16/18	—	(113)
EUR*	1,350	USD	1,677	GS	5/16/18	—	(45)
INR*	76,993	USD	1,187	BNP	5/16/18	—	(36)
INR*	151,211	USD	2,298	JPM	6/20/18	—	(45)
INR*	187,327	USD	2,847	CITI	7/19/18	—	(64)
INR*	78,441	USD	1,187	CITI	8/16/18	—	(25)
INR*	152,280	USD	2,298	GS	9/19/18	—	(52)
JPY*	379,850	USD	3,586	BNP	5/16/18	—	(108)
JPY*	282,957	USD	2,644	JPM	5/16/18	—	(52)
JPY*	282,896	USD	2,644	GS	5/16/18	—	(53)
TWD*	43,971	USD	1,510	CITI	5/16/18	—	(22)
TWD*	34,570	USD	1,187	CITI	5/16/18	—	(17)
TWD*	66,651	USD	2,298	GS	6/20/18	—	(37)
TWD*	43,790	USD	1,510	GS	6/20/18	—	(25)
USD*	4,522	AUD	5,768	CITI	5/16/18	179	—
USD*	4,522	AUD	5,879	Soc Gen	8/16/18	93	—
USD*	1,760	AUD	2,292	CITI	8/16/18	33	—
USD*	4,522	EUR	3,654	JPM	5/16/18	103	—
USD*	1,670	EUR	1,350	JPM	5/16/18	38	—
USD*	1,000	EUR	805	GS	5/16/18	27	—
USD*	5,522	EUR	4,441	Soc Gen	8/16/18	112	—
USD*	1,706	EUR	1,400	JPM	8/16/18	1	—
USD*	224	EUR	182	GS	8/16/18	2	—
USD*	3,213	GBP	2,324	GS	8/16/18	—	(4)
USD*	645	GBP	460	GS	8/16/18	8	—
USD*	1,187	INR	77,640	CITI	5/16/18	26	—
USD*	2,298	INR	150,793	GS	6/20/18	51	—
USD*	1,850	JPY	197,000	BNP	5/16/18	46	—
USD*	1,550	JPY	165,814	BNP	5/16/18	32	—
USD*	557	JPY	59,319	JPM	5/16/18	13	—
USD*	529	JPY	56,072	BNP	5/16/18	15	—
USD*	504	JPY	53,708	Soc Gen	5/16/18	12	—
USD*	492	JPY	52,287	CITI	5/16/18	14	—
USD*	391	JPY	41,783	CITI	5/16/18	8	—
USD*	366	JPY	39,055	CITI	5/16/18	8	—
USD*	332	JPY	35,063	CITI	5/16/18	11	—
USD*	317	JPY	33,987	CITI	5/16/18	6	—
USD*	302	JPY	32,303	CITI	5/16/18	6	—
USD*	297	JPY	31,512	Soc Gen	5/16/18	8	—
USD*	280	JPY	29,789	CITI	5/16/18	7	—

See Notes to Financial Statements.

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2018 (Unaudited)

($ are reported in thousands)

Currency Purchased	Currency Amount Purchased	(1)	Currency Sold	Currency Amount Sold(1)	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD*	279		JPY	29,593	CITI	5/16/18	$ 8	$ —
USD*	262		JPY	27,989	CITI	5/16/18	6	—
USD*	246		JPY	26,187	CITI	5/16/18	6	—
USD*	233		JPY	24,698	CITI	5/16/18	7	—
USD*	188		JPY	19,816	CITI	5/16/18	6	—
USD*	130		JPY	13,765	CITI	5/16/18	4	—
USD*	125		JPY	13,168	CITI	5/16/18	5	—
USD*	85		JPY	9,109	CITI	5/16/18	2	—
USD*	58		JPY	6,127	CITI	5/16/18	2	—
USD*	50		JPY	5,228	CITI	5/16/18	2	—
USD*	40		JPY	4,219	JPM	5/16/18	1	—
USD*	22		JPY	2,284	CITI	5/16/18	1	—
USD*	16		JPY	1,696	BNP	5/16/18	— (2)	—
USD*	16		JPY	1,697	CITI	5/16/18	— (2)	—
USD*	15		JPY	1,579	JPM	5/16/18	1	—
USD*	5		JPY	481	CITI	5/16/18	— (2)	—
USD*	2		JPY	234	CITI	5/16/18	— (2)	—
USD*	3,586		JPY	377,410	BNP	8/16/18	107	—
USD*	1,510		TWD	43,834	CITI	5/16/18	27	—
USD*	234		TWD	6,815	CITI	5/16/18	4	—
USD*	140		TWD	4,087	CITI	5/16/18	2	—
USD*	124		TWD	3,603	CITI	5/16/18	2	—
USD*	118		TWD	3,420	CITI	5/16/18	2	—
USD*	112		TWD	3,259	CITI	5/16/18	2	—
USD*	112		TWD	3,270	CITI	5/16/18	2	—
USD*	110		TWD	3,177	CITI	5/16/18	2	—
USD*	110		TWD	3,178	CITI	5/16/18	2	—
USD*	68		TWD	1,969	CITI	5/16/18	1	—
USD*	59		TWD	1,727	CITI	5/16/18	1	—
USD*	2,298		TWD	66,739	JPM	6/20/18	34	—
USD*	1,510		TWD	43,847	JPM	6/20/18	23	—
USD*	2,847		TWD	82,072	BNP	7/19/18	57	—
USD*	1,510		TWD	43,527	BNP	7/19/18	30	—
USD*	1,510		TWD	43,585	CITI	8/16/18	25	—
USD*	1,187		TWD	34,266	CITI	8/16/18	19	—
USD*	2,298		TWD	66,042	GS	9/20/18	41	—
USD*	1,510		TWD	43,390	GS	9/20/18	27	—
Total							$1,320	$ (792)

 Footnote Legend:

(1)	Reported in thousands.
(2)	Amount is less than $500.
*	Non deliverable forward. See Note 3B in the Notes to Financial Statements.

Centrally cleared credit default swap-buy protection(1) outstanding as of April 30, 2018 was as follows:

Reference Entity	Payment Frequency	Counterparty	Fixed Pay Rate	Expiration Date	Notional Amount(2)		Value	Premiums Paid	Unrealized Appreciation	Unrealized (Depreciation)
CDX North American High Yield Index	TERM	JPM	5%	6/20/23	1,670	USD	$125	$96	$29	$ —
Total							$125	$96	$29	$ —

(1)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Abbreviation:

TERM             Payment Frequency at Termination

See Notes to Financial Statements.

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2018 (Unaudited)

($ are reported in thousands)

Centrally cleared inflation swaps outstanding as of April 30, 2018 were as follows:

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
1.995%(a)	3-Month-USCPI	TERM	JPM	6/27/27	11,900	USD	$435	$ —	$435	$ —
Total							$435	$ —	$435	$ —

Footnote Legend:

(a)	Fund pays the fixed rate and receives the floating rate.

Over-the-counter inflation swaps outstanding as of April 30, 2018 were as follows:

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
2.115%(a)	3-Month-USCPI	TERM	DB	5/18/27	2,500	USD	$ 57	$ —	$ 57	$ —
3.535%(b)	2-Month-UKRPI	TERM	CITI	2/16/27	16,000	GBP	508	—	508	—
Total							$565	$ —	$565	$ —

Footnote Legend:

(a)	Fund pays the fixed rate and receives the floating rate.
(b)	Fund pays the floating rate and receives the fixed rate.

Centrally cleared interest rate swaps outstanding as of April 30, 2018 were as follows:

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
0.289%(a)	6-Month LIBOR	Semi	JPM	10/20/25	3,780,000	JPY	$9	$ —	$ 9	$ —
0.516%(b)	6-Month LIBOR	Semi	JPM	10/20/30	1,894,000	JPY	(1)	—	—	(1)
1.953%(a)	3-Month LIBOR	QTR	JPM	2/21/20	46,996	USD	(617)	—	—	(617)
2.370%(a)	3-Month LIBOR	QTR	JPM	6/19/21	28,730	AUD	(19)	—	—	(19)
2.480%(b)	3-Month LIBOR	Semi	JPM	2/15/24	26,000	USD	604	—	604	—
2.443%(a)	3-Month LIBOR	Semi	JPM	2/21/24	22,515	USD	557	—	557	—
1.400%(b)	1-Month LIBOR	TERM	JPM	2/15/23	14,200	EUR	28	—	28	—
3.030%(a)	3-Month LIBOR	QTR	JPM	3/20/29	10,676	USD	5	—	5	—
1.892%(b)	6-Month LIBOR	TERM	JPM	3/16/48	6,950	EUR	(88)	—	—	(88)
3.052%(b)	3-Month LIBOR	Semi	JPM	3/20/49	4,500	USD	(44)	—	—	(44)
1.720%(b)	6-Month LIBOR	Semi	JPM	7/05/47	4,000	GBP	(31)	—	—	(31)
1.765%(b)	6-Month LIBOR	Semi	JPM	10/06/47	3,865	GBP	(60)	—	—	(60)
1.519%(b)	6-Month LIBOR	Semi	JPM	1/14/48	1,850	GBP	40	—	40	—
1.484%(b)	6-Month LIBOR	Semi	JPM	1/04/48	1,330	GBP	36	—	36	—
1.798%(b)	6-Month LIBOR	Semi	JPM	2/15/48	990	GBP	(22)	—	—	(22)
1.643%(b)	6-Month LIBOR	Semi	JPM	6/29/47	458	GBP	1	—	1	—
Total							$ 398	$ —	$1,280	$ (882)

Footnote Legend:

(a)	Fund pays the floating rate and receives the fixed rate.
(b)	Fund pays the fixed rate and receives the floating rate.

Abbreviation:

TERM         Payment Frequency at Termination

See Notes to Financial Statements.

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2018 (Unaudited)

($ are reported in thousands)

Over-the-counter interest rate swaps outstanding as of April 30, 2018 were as follows:

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
2.388%(a)	3-Month LIBOR	QTR	GS	3/20/21	5,525,993	KRW	$ 15	$ —	$ 15	$—
2.425%(a)	3-Month LIBOR	QTR	BNP	3/20/21	3,418,467	KRW	11	—	11	—
2.255%(a)	3-Month LIBOR	QTR	DB	3/20/21	2,925,135	KRW	1	—	1	—
2.415%(a)	3-Month LIBOR	QTR	GS	3/20/21	2,661,613	KRW	9	—	9	—
2.415%(a)	3-Month LIBOR	QTR	GS	3/20/21	2,661,613	KRW	9	—	9	—
2.533%(b)	3-Month LIBOR	QTR	GS	3/20/29	1,175,982	KRW	(11)	—	—	(11)
2.563%(b)	3-Month LIBOR	QTR	BNP	3/20/29	876,579	KRW	(10)	—	—	(10)
2.403%(b)	3-Month LIBOR	QTR	DB	3/20/29	598,398	KRW	1	—	1	—
2.560%(b)	3-Month LIBOR	QTR	GS	3/20/29	561,785	KRW	(6)	—	—	(6)
2.560%(b)	3-Month LIBOR	QTR	GS	3/20/29	561,785	KRW	(6)	—	—	(6)
6.800%(a)	6-Month LIBOR	Semi	JPM	9/19/23	306,331	INR	(24)	—	—	(24)
6.920%(a)	6-Month LIBOR	Semi	GS	9/19/23	175,000	INR	(1)	—	—	(1)
6.817%(a)	6-Month LIBOR	Semi	ML	9/19/23	164,512	INR	(11)	—	—	(11)
6.775%(a)	6-Month LIBOR	Semi	JPM	9/19/23	54,157	INR	(5)	—	—	(5)
8.820%(a)	3-Month LIBOR	TERM	GS	1/04/21	26,261	BRL	239	—	239	—
8.790%(a)	3-Month LIBOR	TERM	GS	1/04/21	25,681	BRL	229	—	229	—
Total							$440	$ —	$514	$(74)

Footnote Legend:

(a)	Fund pays the floating rate and receives the fixed rate.
(b)	Fund pays the fixed rate and receives the floating rate.

Abbreviation:

TERM             Payment Frequency at Termination

See Notes to Financial Statements.

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2018 (Unaudited)

($ are reported in thousands)

Over-the-counter volatility swaps outstanding as of April 30, 2018 were as follows:

Reference Entity	Strike Price	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
Nikkei 225 Stock Market Index(a)(b)	$19.85	TERM	BNP	12/14/18	3,190	JPY	$(47)	$—	$ —	$ (47)
Hang Seng China Enterprises Index(b)(c)	25.45	TERM	BNP	12/28/18	134	HKD	(62)	—	—	(62)
Hang Seng China Enterprises Index(b)(c)	27.95	TERM	Soc Gen	12/28/18	105	HKD	(83)	—	—	(83)
Hang Seng China Enterprises Index(b)(c)	28.05	TERM	Soc Gen	12/28/18	105	HKD	(83)	—	—	(83)
Hang Seng China Enterprises Index(b)(c)	27.85	TERM	Soc Gen	12/28/18	105	HKD	(81)	—	—	(81)
Hang Seng China Enterprises Index(b)(c)	27.90	TERM	Soc Gen	12/28/18	70	HKD	(55)	—	—	(55)
Hang Seng China Enterprises Index(b)(c)	25.15	TERM	BNP	12/28/18	63	HKD	(28)	—	—	(28)
S&P 500® Composite Stock Price Index(a)(b)	17.40	TERM	BNP	12/21/18	51	USD	(19)	—	—	(19)
Hang Seng China Enterprises Index(b)(c)	25.00	TERM	Soc Gen	12/28/18	50	HKD	(22)	—	—	(22)
S&P 500® Composite Stock Price Index(a)(b)	16.57	TERM	Soc Gen	12/21/18	44	USD	(48)	—	—	(48)
Hang Seng China Enterprises Index(b)(c)	26.05	TERM	Soc Gen	12/28/18	42	HKD	(24)	—	—	(24)
Euro Stoxx 50® Index(b)(c)	18.80	TERM	BNP	12/21/18	36	EUR	(106)	—	—	(106)
Euro Stoxx 50® Index(b)(c)	18.80	TERM	Soc Gen	12/21/18	36	EUR	(106)	—	—	(106)
Hang Seng China Enterprises Index(b)(c)	27.60	TERM	Soc Gen	12/28/18	35	HKD	(26)	—	—	(26)
Hang Seng China Enterprises Index(b)(c)	27.90	TERM	Soc Gen	12/28/18	35	HKD	(28)	—	—	(28)
Hang Seng China Enterprises Index(b)(c)	28.05	TERM	Soc Gen	12/28/18	35	HKD	(28)	—	—	(28)
Hang Seng China Enterprises Index(b)(c)	28.15	TERM	Soc Gen	12/28/18	35	HKD	(28)	—	—	(28)
S&P 500® Composite Stock Price Index(a)(b)	17.15	TERM	BNP	12/21/18	29	USD	23	—	23	—
S&P 500® Composite Stock Price Index(a)(b)	18.05	TERM	BNP	12/21/18	17	USD	44	—	44	—
S&P 500® Composite Stock Price Index(a)(b)	19.30	TERM	Soc Gen	12/21/18	14	USD	56	—	56	—
S&P 500® Composite Stock Price Index(a)(b)	19.20	TERM	Soc Gen	12/21/18	14	USD	55	—	55	—
S&P 500® Composite Stock Price Index(a)(b)	19.20	TERM	Soc Gen	12/21/18	14	USD	55	—	55	—
Hang Seng China Enterprises Index(b)(c)	26.65	TERM	Soc Gen	12/30/19	10	HKD	(1)	—	—	(1)
Hang Seng China Enterprises Index(b)(c)	27.10	TERM	JPM	12/30/19	10	HKD	(5)	—	—	(5)
S&P 500® Composite Stock Price Index(a)(b)	19.10	TERM	Soc Gen	12/21/18	9	USD	36	—	36	—
S&P 500® Composite Stock Price Index(a)(b)	17.75	TERM	BNP	12/21/18	8	USD	19	—	19	—
S&P 500® Composite Stock Price Index(a)(b)	18.10	TERM	Soc Gen	12/21/18	6	USD	18	—	18	—
S&P 500® Composite Stock Price Index(a)(b)	18.30	TERM	Soc Gen	12/21/18	5	USD	17	—	17	—
S&P 500® Composite Stock Price Index(a)(b)	19.35	TERM	Soc Gen	12/21/18	5	USD	19	—	19	—
S&P 500® Composite Stock Price Index(a)(b)	19.25	TERM	Soc Gen	12/21/18	5	USD	18	—	18	—
S&P 500® Composite Stock Price Index(a)(b)	19.10	TERM	Soc Gen	12/21/18	5	USD	18	—	18	—
S&P 500® Composite Stock Price Index(a)(b)	19.10	TERM	Soc Gen	12/21/18	5	USD	18	—	18	—
S&P 500® Composite Stock Price Index(a)(b)	20.10	TERM	JPM	12/20/19	1	USD	1	—	1	—
S&P 500® Composite Stock Price Index(a)(b)	19.65	TERM	Soc Gen	12/20/19	1	USD	1	—	1	—
Total							$ (482)	$—	$398	$(880)

        Footnote Legend:

(a)	Fund pays the variance payment and receives the fixed strike price.
(b)	Variance Swap.
(c)	Fund pays the fixed strike price and receives the variance payment.

Over-the-counter total return swaps outstanding as of April 30, 2018 were as follows:

Reference Entity	Floating Rate(a)	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
Euro Stoxx® Banks Index	3-Month LIBOR	QTR	CITI	6/14/18	2,182	EUR	$ (19)	$ —	$—	$(19)
TOPIX Banks Index	3-Month LIBOR	QTR	BNP	6/26/18	92,900	JPY	26	—	26	—
Total							$ 7	$ —	$26	$(19)

        Footnote Legend:

(a)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.

Abbreviation:

TERM             Payment Frequency at Termination

See Notes to Financial Statements.

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Concluded)

APRIL 30, 2018 (Unaudited)

($ are reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of April 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at April 30, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
U.S. Government Securities	$49,028	$—	$49,028
Foreign Government Securities	4,830	—	4,830
Equity Securities:
Common Stocks	10,449	157	10,292
Exchange-Traded Funds	4,605	4,605	—
Short-Term Investment	10,025	10,025	—
Purchased Options	86	10	76
Purchased Swaptions	1,251	—	1,251
Futures Contracts	270	270	—
Foreign Currency Exchange Contracts	1,320	—	1,320
Centrally Cleared Credit Default Swaps	125	—	125
Centrally Cleared Inflation Swaps	435	—	435
Over-the-Counter Inflation Swaps	565	—	565
Centrally Cleared Interest Rate Swaps	1,280	—	1,280
Over-the-Counter Interest Rate Swaps	514	—	514
Over-the-Counter Volatility Swaps	398	—	398
Over-the-Counter Total Return Swaps	26	—	26

Total Assets	85,207	15,067	70,140

Liabilities:
Purchased Swaptions	(589)	—	(589)
Written Options	(17)	(17)	—
Futures Contracts	(375)	(375)	—
Foreign Currency Exchange Contracts	(792)	—	(792)
Centrally Cleared Interest Rate Swaps	(882)	—	(882)
Over-the-Counter Interest Rate Swaps	(74)	—	(74)
Over-the-Counter Volatility Swaps	(880)	—	(880)
Over-the-Counter Total Return Swaps	(19)	—	(19)

Total Liabilities	$(3,628)	$(392)	$(3,236)

There were no transfers between Level 1, Level 2 or Level 3 related to securities held at April 30, 2018.

There were no securities valued using significant unobservable inputs (Level 3) at April 30, 2018.

See Notes to Financial Statements.

VIRTUS DUFF & PHELPS SELECT MLP AND ENERGY FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2018 (Unaudited)

($ are reported in thousands)

	SHARES	VALUE

MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES—93.5%

Diversified—21.3%
Energy Transfer Partners LP	8,000	$144
Energy Transfer Equity LP	12,700	201
Enterprise Products Partners LP	7,400	198
Kinder Morgan, Inc.	13,000	206
MPLX LP	5,771	204
ONEOK, Inc.	3,400	205
Pembina Pipeline Corp.	3,900	124

		1,282

Downstream/Other—7.9%
Cheniere Energy Partners LP Holdings LLC	5,500	154
Cheniere Energy, Inc.(1)	3,400	198
Marathon Petroleum Corp.	1,700	127

		479

Electric, LDC & Power—2.9%
NextEra Energy Partners LP	4,200	175

Gathering/Processing—20.6%
Antero Midstream GP LP	12,555	216
Crestwood Equity Partners LP	2,900	79
EnLink Midstream LLC	10,000	149
EQT GP Holdings LP	3,200	80
Hess Midstream Partners LP	4,500	92
Noble Midstream Partners LP	2,800	126
Targa Resources Corp.	8,800	413
Western Gas Equity Partners LP	2,500	85

		1,240

Marine Shipping—8.0%
Gaslog Partners LP	6,500	154
Golar LNG Ltd.	7,800	251
Knot Offshore Partners LP	3,500	74

		479

Natural Gas Pipelines—12.5%
Tallgrass Energy GP LP	13,100	268

	SHARES	VALUE

Natural Gas Pipelines—continued
TransCanada Corp.	3,500	$149
Williams Cos, Inc. (The)	13,000	334

		751

Petroleum Transportation & Storage—13.0%
BP Midstream Partners LP	3,400	64
Enbridge, Inc.	2,200	67
Genesis Energy LP	1,400	29
Phillips 66 Partners LP	2,600	129
Plains GP Holdings LP Class A	11,134	270
SemGroup Corp. Class A	6,700	169
Shell Midstream Partners LP	2,700	58

		786

Upstream—7.3%
Anadarko Petroleum Corp.	2,200	148
Devon Energy Corp.	2,800	102
EQT Corp.	2,100	105
Noble Energy, Inc.	2,600	88

		443

TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES
(Identified Cost $5,500)		5,635

EXCHANGE-TRADED FUNDS—2.6%

Exchange Traded Funds—2.6%
JPMorgan Alerian MLP Index ETN(2)	5,900	153

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $168)		153

TOTAL LONG TERM INVESTMENTS — 96.1%
(Identified Cost $5,668)		5,788

SHORT-TERM INVESTMENT—0.3%

Money Market Mutual Fund—0.3%
Dreyfus Government Cash Management - Institutional Shares (Seven-day effective yield 1.60%)(2)	21,829	22

TOTAL SHORT-TERM INVESTMENT
(Identified Cost $22)		22

VALUE

TOTAL INVESTMENTS — 96.4% (Identified Cost $5,690)	$5,810

Other assets and liabilities, net — 3.6%	215

NET ASSETS — 100.0%	$6,025

     Footnote Legend:

(1)	Non-income producing.
(2)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.

Abbreviations:
ETN	Exchange Traded Note
LLC	Limited Liability Company
LP	Limited Partnership

Country Weightings (Unaudited)†
United States	86%
Canada	6
Bermuda	4
Monaco	3
United Kingdom	1
Total	100%

Ownership Structure (Unaudited)†,††
Midstream MLP	26%
Embedded General Partners	21
Major Midstream Companies	19
MLP Affiliates & Other	16
Pure Play General Partner	11
Foreign LP	4
Cash & Other	3
Total	100%

† % of total investments, as of April 30, 2018.

See Notes to Financial Statements.

VIRTUS DUFF & PHELPS SELECT MLP AND ENERGY FUND

SCHEDULE OF INVESTMENTS (Concluded)

APRIL 30, 2018 (Unaudited)

($ are reported in thousands)

†† Midstream MLPs are publicly traded limited partnerships and limited liability companies that are treated as partnerships for federal income tax purposes and operate and own assets used in transporting, storing, gathering, processing, treating, or marketing of natural gas, natural gas liquids, crude oil, and refined products.

Foreign LPs are offshore entities organized as partnerships or limited liability companies but elect to be treated as corporations for U.S. federal income tax purposes.

MLP Affiliates & Other consist of iShares/LLCs and Yieldcos. iShares/LLCs are limited liability companies which hold investments in limited partner interests and issue distributions in the form of additional shares, also known as paid-in-kind (PIK) distributions. Yieldcos are entities structured similar to an MLP but without possession of assets that would qualify for pass-through tax treatment and thus are not treated as partnerships for federal income tax purposes.

Pure-Play General Partners are general partners of MLPs structured as C-corporations for federal income tax purposes with either direct economic incentive distribution rights to an underlying MLP or direct ownership in an affiliated general partner entity.

Embedded General Partners are general partners of MLPs structured as C-corporations for federal income tax purposes with ownership in other assets beyond sole economic interests in an MLP.

The following table provides a summary of inputs used to value the Fund’s investments as of April 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at April 30, 2018	Level 1 Quoted Prices
Assets:
Equity Securities:
Master Limited Partnerships and Related Companies	$5,635	$5,635
Exchange-Traded Funds	153	153
Short-Term Investment	22	22

Total Assets	$5,810	$5,810

There were no transfers between Level 1, Level 2 or Level 3 related to securities held at April 30, 2018.

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at April 30, 2018.

See Notes to Financial Statements.

VIRTUS NEWFLEET CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2018 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

MUNICIPAL BONDS—0.7%

Puerto Rico—0.7%
Puerto Rico Sales Tax Financing Corp. 6.000%, 8/1/32(1)	$500	$322
5.375%, 8/1/36(1)	1,065	326

		648

TOTAL MUNICIPAL BONDS
(Identified Cost $366)		648

CORPORATE BONDS—70.3%
Consumer Discretionary—16.7%
Altice France SA/France 144A 7.375%, 5/1/26(2)	250	242
American Greetings Corp. 144A 8.750%, 4/15/25(2)	325	296
Beazer Homes USA, Inc. 5.875%, 10/15/27	500	457
Boyne USA, Inc. 144A 7.250%, 5/1/25(2)	300	310
CCO Holdings LLC / CCO Holdings Capital Corp. 144A 5.125%, 5/1/27(2)	750	703
Cequel Communications Holdings I LLC / Cequel Capital Corp. 144A 7.500%, 4/1/28(2)	425	431
Clear Channel Worldwide Holdings, Inc. 7.625%, 3/15/20	1,000	1,002
Cooper-Standard Automotive, Inc. 144A 5.625%, 11/15/26(2)	250	248
Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(2)	205	212
Gateway Casinos & Entertainment, Ltd. 144A 8.250%, 3/1/24(2)	500	531
Goodyear Tire & Rubber Co. (The) 4.875%, 3/15/27	250	234

	PAR VALUE	VALUE

Consumer Discretionary—continued
iHeartCommunications, Inc. 9.000%, 12/15/19(1)	$1,625	$1,300
iHeartCommunications, Inc. Escrow 0.000%, 2/1/21(1)(3)	515	—
L Brands, Inc. 6.875%, 11/1/35	500	472
Laureate Education, Inc. 144A 8.250%, 5/1/25(2)	255	274
Lee Enterprises, Inc. 144A 9.500%, 3/15/22(2)	1,500	1,554
Live Nation Entertainment, Inc. 144A 5.625%, 3/15/26(2)	455	454
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance 144A 7.875%, 5/15/24(2)	1,505	1,400
Meredith Corp. 144A 6.875%, 2/1/26(2)	445	451
Neiman Marcus Group, Ltd. LLC 144A 8.000%, 10/15/21(2)	1,530	1,040
PetSmart, Inc. 144A 8.875%, 6/1/25(2)	505	292
PulteGroup, Inc. 6.375%, 5/15/33	500	521
Sirius XM Radio, Inc. 144A 5.000%, 8/1/27(2)	330	315
Tenneco, Inc. 5.000%, 7/15/26	250	234
Under Armour, Inc. 3.250%, 6/15/26	515	457
Univision Communi-cations, Inc. 144A 5.125%, 2/15/25(2)	1,000	923
Vista Outdoor, Inc. 5.875%, 10/1/23	250	233

		14,586

Consumer Staples—4.1%
Cumberland Farms, Inc. 144A 6.750%, 5/1/25(2)	490	508
JBS USA LUX SA/ JBS USA Finance, Inc. 144A 5.750%, 6/15/25(2)	255	239

	PAR VALUE	VALUE

Consumer Staples—continued
Post Holdings, Inc. 144A 5.000%, 8/15/26(2)	$710	$666
Prestige Brands, Inc. 144A 6.375%, 3/1/24(2)	355	357
Revlon Consumer Products Corp. 6.250%, 8/1/24	1,000	600
Safeway, Inc. 7.250%, 2/1/31	1,385	1,162

		3,532

Energy—9.2%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp. 144A 7.500%, 5/1/25(2)	546	576
Bristow Group, Inc. 144A 8.750%, 3/1/23(2)	400	413
Callon Petroleum Co. 6.125%, 10/1/24	530	541
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	120	131
Chesapeake Energy Corp. 144A 8.000%, 6/15/27(2)	745	717
Citgo Holding, Inc. 144A 10.750%, 2/15/20(2)(4)	1,859	1,970
EP Energy LLC / Everest Acquisition Finance, Inc. 144A 9.375%, 5/1/24(2)	245	187
8.000%, 11/29/24(2)	560	580
Nabors Industries, Inc. 5.500%, 1/15/23	500	490
Sanchez Energy Corp. 144A 7.250%, 2/15/23(2)	360	364
SESI LLC 144A 7.750%, 9/15/24(2)	285	295
Sunoco LP / Sunoco Finance Corp. 144A 5.500%, 2/15/26(2)	220	212
Tapstone Energy LLC / Tapstone Energy Finance Corp. 144A 9.750%, 6/1/22(2)	885	763

See Notes to Financial Statements.

VIRTUS NEWFLEET CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2018 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

Energy—continued
USA Compression Partners LP / USA Compression Finance Corp. 144A 6.875%, 4/1/26(2)	$185	$189
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. 144A 8.750%, 4/15/23(2)	220	207
Weatherford International, Ltd. 9.875%, 2/15/24	415	401

		8,036

Financials—2.9%
4finance SA 144A 10.750%, 5/1/22(2)	1,300	1,329
Acrisure LLC / Acrisure Finance, Inc. 144A 7.000%, 11/15/25(2)	430	407
Navient Corp. 7.250%, 9/25/23	250	261
Springleaf Finance Corp. 6.875%, 3/15/25	500	505

		2,502

Health Care—7.9%
Avantor, Inc. 144A 6.000%, 10/1/24(2)	430	432
CHS/Community Health Systems, Inc. 6.250%, 3/31/23	350	318
DJO Finance LLC / DJO Finance Corp. 144A 8.125%, 6/15/21(2)	1,500	1,502
Eagle Holding Co. II LLC. PIK Capital-ization, 7.625% Interest or 8.375% Capitalization 144A 7.625%, 5/15/22(2)	690	699
Endo, Ltd. / Endo Finance LLC / Endo Finco, Inc. 144A 6.000%, 7/15/23(2)	200	145
One Call Corp. 144A 10.000%, 10/1/24(2)	260	232
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA 144A

	PAR VALUE	VALUE

Health Care—continued
6.625%, 5/15/22(2)	$1,000	$990
Tenet Healthcare Corp. 144A 7.000%, 8/1/25(2)	680	668
Teva Pharmaceutical Finance Netherlands III BV 144A 6.750%, 3/1/28(2)	245	242
Valeant Pharmaceuticals International, Inc. 144A 6.125%, 4/15/25(2)	805	726
5.500%, 11/1/25(2)	435	433
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(2)	520	511

		6,898

Industrials—8.5%
Advanced Disposal Services, Inc. 144A 5.625%, 11/15/24(2)	250	252
Bombardier, Inc. 144A 6.125%, 1/15/23(2)	660	664
Compass Group Diversified Holdings LLC 144A 8.000%, 5/1/26(2)	835	829
Garda World Security Corp. 144A 8.750%, 5/15/25(2)	410	428
Global Ship Lease, Inc. 144A 9.875%, 11/15/22(2)	250	246
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(2)	910	969
6.250%, 3/15/26(2)	360	364
Standard Industries, Inc. 144A 4.750%, 1/15/28(2)	250	233
Titan Acquisition, Ltd. / Titan Co-Borrower LLC 144A 7.750%, 4/15/26(2)	650	648
Topaz Marine SA 144A 9.125%, 7/26/22(2)	1,250	1,289
TransDigm, Inc. 6.500%, 7/15/24	1,000	1,017
Wrangler Buyer Corp. 144A 6.000%, 10/1/25(2)	459	452

		7,391

	PAR VALUE	VALUE

Information Technology—8.3%
Blackboard, Inc. 144A 9.750%, 10/15/21(2)	$750	$581
BMC Software Finance, Inc. 144A 8.125%, 7/15/21(2)	1,000	998
Citrix Systems, Inc. 4.500%, 12/1/27	250	242
Corporate Risk Holdings LLC 144A 9.500%, 7/1/19(2)	1,731	1,805
First Data Corp. 144A 5.750%, 1/15/24(2)	500	507
Infor US, Inc. 6.500%, 5/15/22	425	431
Match Group, Inc. 144A 5.000%, 12/15/27(2)	510	500
Rackspace Hosting, Inc. 144A 8.625%, 11/15/24(2)	850	862
Radiate Holdco LLC / Radiate Finance, Inc. 144A 6.625%, 2/15/25(2)	470	436
VeriSign, Inc. 4.750%, 7/15/27	450	431
Western Digital Corp. 4.750%, 2/15/26	495	488

		7,281

Materials—7.2%
ARD Securities Finance SARL PIK Capitalization, 8.750% Interest and Capitalization 144A 8.750%, 1/31/23(2)	670	705
BWAY Holding Co. 144A 7.250%, 4/15/25(2)	510	524
CPG Merger Sub LLC 144A 8.000%, 10/1/21(2)	435	446
Hexion, Inc. 6.625%, 4/15/20	1,000	939
Hexion, Inc. 144A 10.375%, 2/1/22(2)	500	486
Ingevity Corp. 144A 4.500%, 2/1/26(2)	350	337
Kraton Polymers LLC / Kraton Polymers Capital Corp. 144A 7.000%, 4/15/25(2)	500	516

See Notes to Financial Statements.

VIRTUS NEWFLEET CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2018 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

Materials—continued
LSB Industries, Inc. 144A 9.625%, 5/1/23(2)	$240	$242
Momentive Performance Materials, Inc. 3.880%, 10/24/21	1,000	1,055
Platform Specialty Products Corp. 144A 5.875%, 12/1/25(2)	610	595
PQ Corp. 144A 5.750%, 12/15/25(2)	295	292
Teck Resources, Ltd. 144A 8.500%, 6/1/24(2)	120	134

		6,271

Real Estate—0.4%
Greystar Real Estate Partners LLC 144A 5.750%, 12/1/25(2)	375	371

Telecommunication Services—2.4%
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(2)	250	229
Frontier Communications Corp. 7.125%, 1/15/23	220	157
7.625%, 4/15/24	165	109
Level 3 Financing, Inc. 5.375%, 1/15/24	500	495
Sprint Capital Corp. 6.875%, 11/15/28	600	612
Zayo Group LLC / Zayo Capital, Inc. 144A 5.750%, 1/15/27(2)	500	496

		2,098

Utilities—2.7%
Ferrellgas LP / Ferrellgas Finance Corp. 6.750%, 6/15/23	500	452
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625%, 6/15/20	1,500	1,380

	PAR VALUE	VALUE

Utilities—continued
Vistra Energy Corp. 144A 8.000%, 1/15/25(2)	$500	$542

		2,374

TOTAL CORPORATE BONDS
(Identified Cost $61,871)		61,340

CONVERTIBLE BONDS—1.8%

Energy—1.8%
Cheniere Energy, Inc. 4.250%, 3/15/45(4)	2,000	1,560

TOTAL CONVERTIBLE BONDS
(Identified Cost $982)		1,560

LEVERAGED LOANS(5) —12.9%

Consumer Non-Durables—1.8%
Diamond (BC) B.V., (2 month LIBOR + 3.000%) 4.994%, 09/06/24	663	662
Parfums Holding Company, Inc. Second Lien Term Loan, (3 month LIBOR + 8.750%) 11.060%, 06/30/25	500	504
Revlon Consumer Products Corp. Initial Term Loan B, (1 month LIBOR + 3.500%) 5.401%, 09/07/23	495	381

		1,547

Food and Drug—0.4%
Isagenix International, LLC, (3 month LIBOR + 5.750%) 0.000%, 04/25/25(6)	315	315

Food/Tobacco—0.2%
Aramark Intermediate HoldCo Corp., Term Loan B-1, (1 month LIBOR + 2.000%) 3.901%, 03/11/25	204	206

Gaming/Leisure—0.6%
Aristocrat Leisure, Ltd., (3 month LIBOR + 2.000%) 4.359%, 10/19/24	489	491

	PAR VALUE	VALUE

Information Technology—1.1%
Intralinks, Inc., First Lien Term Loan, (1 month LIBOR + 4.000%) 5.910%, 11/14/24	$264	$265
SS&C Technologies Holdings, Inc., Term Loan B-3, (1 month LIBOR + 2.500%) 4.401%, 04/16/25	320	322
SS&C Technologies Holdings, Inc., Term Loan B-4, (1 month LIBOR + 2.500%) 4.401%, 04/16/25	118	119
Veritas US, Inc. Term Loan B, (3 month LIBOR + 4.500%) 6.802%, 01/27/23	235	231

		937

Manufacturing—1.6%
CPI Acquisition, Inc., First Lien Term Loan, (3 month LIBOR + 4.500%) 6.358%, 08/17/22	2,000	1,257
Robertshaw US Holding Corp. (fka Fox US Bidco Corp.), First Lien Term Loan, (1 month LIBOR + 3.500%) 5.438%, 02/28/25	175	176

		1,433

Media/Telecom - Diversified Media—0.4%
Meredith Corp., Term Loan, (1 month LIBOR + 3.000%) 4.901%, 01/31/25	320	322

Media/Telecom - Telecommunications—1.4%
Securus Technologies Holdings, Inc. Second Lien Term Loan, (1 month LIBOR + 8.250%) 10.151%, 11/01/25	1,240	1,251

See Notes to Financial Statements.

VIRTUS NEWFLEET CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2018 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

Retail—0.9%
BJ’s Wholesale Club, Inc., Second Lien Term Loan, (1 month LIBOR + 7.500%) 9.391%, 02/03/25	$607	$613
Neiman Marcus Group, Ltd. LLC, (1 month LIBOR + 3.250%) 5.141%, 10/25/20	247	217

		830

Service—3.4%
Advantage Sales & Marketing, Inc., Second Lien Term Loan, (1 month LIBOR + 6.500%) 8.401%, 07/25/22	500	461
Laureate Education, Inc., Term Loan Series 2024, (1 month LIBOR + 3.500%) 5.401%, 04/26/24	357	359
Opal Acquisition, Inc., Term Loan B, (3 month LIBOR + 4.000%) 0.000%, 11/27/20(6)	655	642
Red Ventures LLC First Lien Term Loan, (1 month LIBOR + 4.000%) 5.901%, 11/08/24	667	674
Red Ventures LLC, Second Lien Term Loan, (1 month LIBOR + 8.000%) 9.901%, 11/08/25	363	368
Sedgwick Claims Management Services, Inc. Second Lien Term Loan, (3 month LIBOR + 5.750%) 0.000%, 02/28/22(6)	455	458

		2,962

	PAR VALUE	VALUE

Utility—1.1%
Vistra Operations Company LLC (fka Tex Operations Company LLC), (1 month LIBOR + 2.500%) 4.401%, 08/04/23	$739	$744
Vistra Operations Company LLC (fka Tex Operations Company LLC), (1 month LIBOR + 2.250%) 4.148%, 12/14/23	86	86
Vistra Operations Company LLC (fka Tex Operations Company LLC) Term Loan C, (1 month LIBOR + 2.500%) 4.401%, 08/04/23	131	132

		962

TOTAL LEVERAGED LOANS (Identified Cost $11,804)		11,256

	SHARES

COMMON STOCKS—2.9%

Financials—2.2%
Kayne Anderson Acquisition Corp.(7)	100,000	971
Vantage Energy Acquisition Corp.(7)	100,000	983

		1,954

Health Care—0.6%
Tenet Healthcare Corp.(7)	20,000	479

Utilities—0.1%
Sentinel Energy Services, Inc.(7)	9,935	99

TOTAL COMMON STOCKS (Identified Cost $2,406)		2,532

EXCHANGE-TRADED FUNDS—4.1%

Exchange Traded Funds—4.1%
iShares Floating Rate Bond ETF(8)	14,970	$764

	SHARES	VALUE

Exchange Traded Funds—continued
PowerShares Senior Loan Portfolio(8)	38,800	$897
Schwab Short-Term U.S. Treasury ETF(8)	15,200	755
SPDR Bloomberg Barclays High Yield Bond ETF(8)	12,500	448
SPDR Portfolio Short Term Corporate Bond ETF(8)	25,010	755

		3,619

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $3,631)		3,619

TOTAL LONG TERM INVESTMENTS — 92.7% (Identified Cost $81,060)		80,955

SHORT-TERM INVESTMENT—7.7%

Money Market Mutual Fund—7.7%
Dreyfus Government Cash Management - Institutional Shares (Seven-day effective yield 1.60%)(8)	6,740,499	6,741

TOTAL SHORT-TERM INVESTMENT (Identified Cost $6,741)		6,741

TOTAL INVESTMENTS BEFORE SECURITY SOLD SHORT — 100.4% (Identified Cost $87,801)		$87,696

SECURITY SOLD SHORT—(0.5)%

COMMON STOCK—(0.5)%

Consumer Staples—(0.5)%
Darling Ingredients, Inc.(7)	(26,000)	(446)

TOTAL CONSUMER STAPLES (Identified Cost $453)		(446)

TOTAL SECURITY SOLD SHORT — (0.5)% (Proceeds $(453))		(446)

TOTAL INVESTMENTS NET OF SECURITY SOLD SHORT — 99.9% (Identified Cost $87,348)		$87,250
Other assets and liabilities, net — 0.1%		48

NET ASSETS — 100.0%		$87,298

See Notes to Financial Statements.

VIRTUS NEWFLEET CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2018 (Unaudited)

($ are reported in thousands)

Footnote Legend:

(1) Security in default, no interest payments are being received during the bankruptcy proceedings.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, these securities amounted to a value of $44,213 or 50.6% of net assets.

(3) Security valued at fair value as determined in good faith by or under the direction of the Trustees.

(4) All or a portion segregated as collateral for securities sold short.

(5) Variable rate security. Rate disclosed is as of April 30, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(6) This loan will settle after April 30, 2018, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be known.

(7) Non-income producing.

(8) Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment in Kind
LIBOR	London Interbank Offered Rate

Country Weightings (Unaudited)†
United States	90%
Canada	4
Luxembourg	4
Netherlands	1
Other	1
Total	100%
† % of total investments as of April 30, 2018.

See Notes to Financial Statements.

VIRTUS NEWFLEET CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Concluded)

APRIL 30, 2018 (Unaudited)

($ are reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of April 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at April 30, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$ 648	$ —	$ 648	$ —
Corporate Bonds	61,340	—	61,340	—(a)
Convertible Bonds	1,560	—	1,560	—
Leveraged Loans	11,256	—	11,256	—
Equity Securities:
Common Stocks	2,532	2,532	—	—
Exchange-Traded Funds	3,619	3,619	—	—
Short-Term Investment	6,741	6,741	—	—

Total Assets	87,696	12,892	74,804	—

Liabilities:
Common Stock	(446)	(446)	—	—

Total Liabilities	$ (446)	$ (446)	$ —	$ —

Footnote Legend:

(a)	Includes internally fair valued securities currently priced at zero $0.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held as of April 30, 2018.

Management has determined that the amount of Level 3 securities compared to total net assets is de minimis; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended April 30, 2018.

See Notes to Financial Statements.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2018 (Unaudited)

($ reported in thousands except per share amounts)

	Aviva Multi-Strategy Target Return Fund		Duff & Phelps Select MLP and Energy Fund		Newfleet Credit Opportunities Fund
Assets
Investment in securities at value(1)	$79,685		$5,810		$87,696
Foreign currency at value(2)	371		—		—
Cash	—	(a)	1		53
Collateral pledged for securities sold short	—		—		219
Collateral pledged for futures contracts	698		—		—
Collateral pledged for swaps	280		—		—
Deposits with prime broker	1,865		—		—
Margin held at counterparty for cleared swaps	3,317		—		—
Variation margin receivable on futures contracts	23		—		—
Swaps at value(5)	3,343		—		—
Unrealized appreciation on forward foreign currency exchange contracts	1,320		—		—
Receivables:
Investment securities sold	247		185		203
Fund shares sold	115		—		—
Dividends and interest receivable	186		33		1,254
From adviser	—		7		—	(a)
Tax Reclaims	5		1		—
Prepaid expenses	21		19		47
Prepaid trustee retainer	1		—	(a)	1
Other assets	3		—	(a)	3

Total assets	91,480		6,056		89,476

Liabilities
Written options at value(3)	17		—		—
Securities sold short at value(4)	—		—		446
Dividends and interest payable for securities sold short	—		—		16
Variation margin payable on futures contracts	40		—		—
Swaps at value	1,855		—		—
Unrealized depreciation on forward foreign currency exchange contracts	792		—		—
Payables:
Fund shares repurchased	202		—		—
Investment securities purchased	308		—		1,593
Investment advisory fee	74		4		60
Distribution and service fees	2		—	(a)	—	(a)
Administration and sub-administration fees	8		1		8
Transfer agent fees and expenses	20		—	(a)	4
Professional fees.	28		25		22
Trustee deferred compensation plan	3		—	(a)	3
Other accrued expenses	27		1		26

Total liabilities	3,376		31		2,178

Net Assets	$88,104		$6,025		$87,298

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$87,547		$6,132		$90,071
Accumulated undistributed net investment income (loss)	(35)		(202)		324
Accumulated undistributed net realized gain (loss)	(1,123)		(25)		(2,999)
Net unrealized appreciation (depreciation) on investments and derivatives	1,653		120		(98)
Net unrealized appreciation (depreciation) on written options	62		—		—

Net Assets	$88,104		$6,025		$87,298

See Notes to Financial Statements.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

APRIL 30, 2018 (Unaudited)

($ reported in thousands except per share amounts)

	Aviva Multi-Strategy Target Return Fund	Duff & Phelps Select MLP and Energy Fund	Newfleet Credit Opportunities Fund
Net Assets:
Class A	$2,780	$700	$1,398
Class C	$1,982	$145	$175
Class I	$83,239	$5,180	$228
Class R6	$103	$—	$85,497

Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	281,959	73,379	144,228
Class C	204,239	15,192	18,075
Class I	8,410,912	542,510	23,524
Class R6	10,470	—	8,815,601

Net Asset Value and Redemption Price Per Share:
Class A *	$9.86	$9.54	$9.70
Class C *	$9.70	$9.50	$9.67
Class I	$9.90	$9.55	$9.68
Class R6	$9.90	$—	$9.70

Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$10.46	$10.12	$10.08
Maximum Sales Charge - Class A.	5.75%	5.75%	3.75%

(1) Investment in unaffiliated securities at cost	$79,859	$5,690	$87,801
(2) Foreign currency at cost	364	—	—
(3) Proceeds from written options.	(79)	—	—
(4) Proceeds from securities sold short	—	—	(453)
(5) Includes premiums paid on centrally cleared credit default swaps	96	—	—

Footnote Legend:
(a) Amount is less than $500.

See Notes to Financial Statements.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED APRIL 30, 2018 (Unaudited)

($ reported in thousands)

	Aviva Multi- Strategy Target Return Fund	Duff & Phelps Select MLP and Energy Fund		Newfleet Credit Opportunities Fund
Investment Income
Dividends	$ 273	$ 156		$ 96
Less return of capital distributions (Note 2B)	—	(114)		—
Interest	679	—		2,943
Foreign taxes withheld	(32)	(1)		—

Total investment income	920	41		3,039

Expenses
Investment advisory fees	598	28		328
Distribution and service fees, Class A	3	1		2
Distribution and service fees, Class C	11	1		1
Administration and sub-administration fees	45	2		44
Transfer agent fees and expenses	21	1		20
Sub-transfer agent fees and expenses, Class A	1	—	(a)	1
Sub-transfer agent fees and expenses, Class C	1	—	(a)	—	(a)
Sub-transfer agent fees and expenses, Class I	24	—	(a)	—	(a)
Registration fees	38	25		33
Printing fees and expenses	15	1		12
Custodian fees	6	1		3
Professional fees	28	15		17
Trustees’ fees and expenses	5	—	(a)	4
Commitment fees on borrowings	—	—		9
Miscellaneous expenses	10	1		7

Total expenses	806	76		481

Dividend and interest expense on securities sold short	—	—		67

Total expenses, including dividend and interest expense on securities sold short	806	76		548

Less expenses reimbursed and/or waived by investment adviser	(129)	(38)		(4)

Net expenses	677	38		544

Net investment income	243	3		2,495

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(497)	18		(1,732)
Forward foreign currency transactions	(169)	—		—
Foreign currency transactions	(48)	—		—
Futures	1,271	—		—
Written options	126	—		—
Swaps	(1,279)	—		—
Net change in unrealized appreciation (depreciation) from:
Investments	162	200		609
Securities sold short	—	—		309
Forward foreign currency transactions	734	—		—
Foreign currency transactions	14	—		—
Futures	(1,075)	—		—
Written options	(169)	—		—
Swaps	1,919	—		—

Net gain (loss) on investments	989	218		(814)

Net increase (decrease) in net assets resulting from operations	$ 1,232	$ 221		$ 1,681

Footnote Legend:

(a)	Amount is less than $500.

See Notes to Financial Statements.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

	Aviva Multi-Strategy Target Return Fund				Duff & Phelps Select MLP and Energy Fund
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017		Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$243		$139		$3	$12
Net realized gain (loss)	(596)		1,995		18	69
Net change in unrealized appreciation (depreciation)	1,585		(1,111)		200	(100)

Increase (decrease) in net assets resulting from operations	1,232		1,023		221	(19)

Dividends and Distributions to Shareholders
Net investment income:
Class A	(3)		(12)		(6)	(3)
Class C	—	(a)	—		(2)	(1)
Class I	(162)		(559)		(104)	(56)
Class R6	—	(a)	(1)		—	—
Net realized long-term gains:
Class A	—		(4)		—	—
Class C	—		—		—	—
Class I	—		(175)		—	—
Class R6	—		—	(a)	—	—
Return of Capital:
Class A	—		—		—	(3)
Class C	—		—		—	(1)
Class I	—		—		—	(54)

Decrease in net assets from distributions to shareholders	(165)		(751)		(112)	(118)

Change in Net Assets From Share Transactions (See Note 6)
Class A	(123)		(1,995)		332	121
Class C	(676)		(2,030)		(2)	19
Class I	(20,578)		(10,779)		52	439
Class R6	—	(a)	101		—	—

Increase (decrease) in net assets from share transactions	(21,377)		(14,703)		382	579

Net increase (decrease) in net assets	(20,310)		(14,431)		491	442
Net Assets
Beginning of period	108,414		122,845		5,534	5,092

End of period	$88,104		$108,414		$6,025	$5,534

Accumulated undistributed net investment income (loss) at end of period	$(37)		$(113)		$(202)	$(93)

Footnote Legend:

(a)	Amount is less than $500.

See Notes to Financial Statements.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Newfleet Credit Opportunities Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$2,495	$4,556
Net realized gain (loss)	(1,732)	3,622
Net change in unrealized appreciation (depreciation)	918	(3,406)

Increase (decrease) in net assets resulting from operations	1,681	4,772

Dividends and Distributions to Shareholders
Net investment income:
Class A	(43)	(100)
Class C	(5)	(9)
Class I	(8)	(61)
Class R6	(2,542)	(5,095)

Decrease in net assets from distributions to shareholders	(2,598)	(5,265)

Change in Net Assets From Share Transactions (See Note 6):
Class A	(439)	1,611
Class C	(25)	56
Class I	(157)	(35)
Class R6	2	(8,099)

Increase (decrease) in net assets from share transactions	(619)	(6,467)

Net increase (decrease) in net assets	(1,536)	(6,960)
Net Assets
Beginning of period	88,834	95,794

End of period	$87,298	$88,834

Accumulated undistributed net investment income (loss) at end of period	$324	$427

See Notes to Financial Statements.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Aviva Multi- Strategy Target Return Fund
Class A
04/30/18(3)	$9.74	$0.01	$0.12	$0.13	$(0.01)	$—	$—	$(0.01)	$0.12	$9.86	1.37%(4)	$2,780	1.69%(5)	2.02%(5)	0.31%(5)	63%(4)
10/31/17	9.71	(0.01)	0.07	0.06	(0.01)	(0.02)	—	(0.03)	0.03	9.74	0.63	2,873	1.69	2.14	(0.09)	106
10/31/16	10.02	(0.06)	(0.19)	(0.25)	(0.02)	(0.04)	—	(0.06)	(0.31)	9.71	(2.51)	4,847	1.72(6)(7)	2.31	(0.65)	129
10/31/15(8)	10.00	(0.04)	0.06	0.02	—	—	—	—	0.02	10.02	0.20(4)	863	1.80(5)	4.07(5)	(1.40)(5)	1(4)
Class C
04/30/18(3)	9.61	(0.02)	0.11	0.09	— (9)	—	—	— (9)	0.09	9.70	0.96(4)	1,982	2.44(5)	2.72(5)	(0.44)(5)	63(4)
10/31/17	9.62	(0.08)	0.07	(0.01)	—	—	—	—	(0.01)	9.61	(0.10)	2,637	2.44	2.89	(0.85)	106
10/31/16	10.00	(0.13)	(0.20)	(0.33)	(0.01)	(0.04)	—	(0.05)	(0.38)	9.62	(3.26)	4,655	2.46(6)(7)	3.09	(1.40)	129
10/31/15(8)	10.00	(0.06)	0.06	—	—	—	—	—	—	10.00	0.00(4)	448	2.55(5)	4.63(5)	(2.15)(5)	1(4)
Class I
04/30/18(3)	9.77	0.03	0.12	0.15	(0.02)	—	—	(0.02)	0.13	9.90	1.53(4)	83,239	1.44(5)	1.72(5)	0.56(5)	63(4)
10/31/17	9.74	0.02	0.07	0.09	(0.04)	(0.02)	—	(0.06)	0.03	9.77	0.92	102,802	1.44	1.88	0.16	106
10/31/16	10.03	(0.04)	(0.19)	(0.23)	(0.02)	(0.04)	—	(0.06)	(0.29)	9.74	(2.30)	113,343	1.47(6)(7)	2.08	(0.41)	129
10/31/15(8)	10.00	(0.03)	0.06	0.03	—	—	—	—	0.03	10.03	0.30(4)	53,325	1.55(5)	3.24(5)	(1.15)(5)	1(4)
Class R6(10)
04/30/18(3)	9.77	0.03	0.12	0.15	(0.02)	—	—	(0.02)	0.13	9.90	1.54(4)	103	1.38(5)	1.67(5)	0.62(5)	63(4)
10/31/17(10)	9.65	0.02	0.16	0.18	(0.04)	(0.02)	—	(0.06)	0.12	9.77	1.87(4)	102	1.39(5)	1.84(5)	0.21(5)	106(4)
Duff & Phelps Select MLP and Energy Fund
Class A
04/30/18(3)	$9.39	$0.00(9)	$0.33	$0.33	$(0.18)	$—	$—	$(0.18)	$0.15	$9.54	3.42%(4)	$700	1.50%(5)(7)	2.93%(5)	(0.07)%(5)	12%(4)
10/31/17	9.57	0.00(9)	0.02	0.02	(0.10)	—	(0.10)	(0.20)	(0.18)	9.39	0.06	333	1.55	4.75	0.01	32
10/31/16	9.79	0.06	(0.10)	(0.04)	(0.08)	—	(0.10)	(0.18)	(0.22)	9.57	(0.17)	226	1.56(6)	6.20	0.69	33
10/31/15(11)	10.00	0.01	(0.22)	(0.21)	—	—	—	—	(0.21)	9.79	(2.10)(4)	102	1.55(5)	10.70(5)	1.00(5)	0(4)
Class C
04/30/18(3)	9.36	(0.04)	0.32	0.28	(0.14)	—	—	(0.14)	0.14	9.50	2.98(4)	145	2.27(5)(7)	3.63(5)	(0.84)(5)	12(4)
10/31/17	9.54	(0.07)	0.01	(0.06)	(0.02)	—	(0.10)	(0.12)	(0.18)	9.36	(0.69)	145	2.30	5.47	(0.74)	32
10/31/16	9.78	(0.01)	(0.09)	(0.10)	(0.04)	—	(0.10)	(0.14)	(0.24)	9.54	(0.93)	128	2.31(6)	6.93	(0.06)	33
10/31/15(11)	10.00	— (9)	(0.22)	(0.22)	—	—	—	—	(0.22)	9.78	(2.20)(4)	98	2.30(5)	11.41(5)	0.25(5)	0(4)
Class I
04/30/18(3)	9.40	0.01	0.33	0.34	(0.19)	—	—	(0.19)	0.15	9.55	3.59(4)	5,180	1.27(5)(7)	2.61(5)	0.16(5)	12(4)
10/31/17	9.58	0.03	0.01	0.04	(0.12)	—	(0.10)	(0.22)	(0.18)	9.40	0.27	5,056	1.30	4.46	0.26	32
10/31/16	9.79	0.08	(0.09)	(0.01)	(0.10)	—	(0.10)	(0.20)	(0.21)	9.58	0.10	4,738	1.31(6)	5.95	0.94	33
10/31/15(11)	10.00	0.02	(0.23)	(0.21)	—	—	—	—	(0.21)	9.79	(2.10)(4)	4,699	1.30(5)	10.41(5)	1.25(5)	0(4)

See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Newfleet Credit Opportunities Fund
Class A
04/30/18(3)	$9.79	$0.26	$(0.08)	$0.18	$(0.27)	$—	$(0.27)	$(0.09)	$9.70	1.84	%(4)	1,398	1.52	%(5)(12)	1.65	%(5)	5.42	%(5)	47	%(4)
10/31/17	9.85	0.45	0.02	0.47	(0.53)	—	(0.53)	(0.06)	9.79	4.80		1,851	1.36	(12)	1.65		4.54		141
10/31/16	9.83	0.25	0.12	0.37	(0.35)	—	(0.35)	0.02	9.85	3.88		249	1.47	(6)(12)	1.95		2.56		66
10/31/15(13)	10.00	0.06	(0.19)	(0.13)	(0.04)	—	(0.04)	(0.17)	9.83	(1.29	)(4)	99	1.35	(5)	1.77	(5)	1.59	(5)	21	(4)
Class C
04/30/18(3)	9.77	0.23	(0.09)	0.14	(0.24)	—	(0.24)	(0.10)	9.67	1.41	(4)	175	2.27	(5)(12)	2.28	(5)	4.68	(5)	47	(4)
10/31/17	9.84	0.38	0.01	0.39	(0.46)	—	(0.46)	(0.07)	9.77	3.99		201	2.11	(12)	2.37		3.79		141
10/31/16	9.82	0.17	0.13	0.30	(0.28)	—	(0.28)	0.02	9.84	3.16		147	2.24	(6)(12)	2.67		1.80		66
10/31/15(13)	10.00	0.03	(0.19)	(0.16)	(0.02)	—	(0.02)	(0.18)	9.82	(1.62	)(4)	98	2.10	(5)	2.52	(5)	0.84	(5)	21	(4)
Class I
04/30/18(3)	9.78	0.28	(0.10)	0.18	(0.28)	—	(0.28)	(0.10)	9.68	1.90	(4)	228	1.28	(5)(12)	1.37	(5)	5.67	(5)	47	(4)
10/31/17	9.86	0.48	(0.01)	0.47	(0.55)	—	(0.55)	(0.08)	9.78	4.81		387	1.11	(12)	1.30		4.79		141
10/31/16	9.83	0.27	0.13	0.40	(0.37)	—	(0.37)	0.03	9.86	4.24		458	1.22	(6)(12)	1.67		2.81		66
10/31/15(13)	10.00	0.07	(0.19)	(0.12)	(0.05)	—	(0.05)	(0.17)	9.83	(1.21	)(4)	149	1.10	(5)	1.53	(5)	1.84	(5)	21	(4)
Class R6
04/30/18(3)	9.80	0.28	(0.09)	0.19	(0.29)	—	(0.29)	(0.10)	9.70	1.96	(4)	85,497	1.24	(5)(12)	1.25	(5)	5.71	(5)	47	(4)
10/31/17	9.86	0.48	0.02	0.50	(0.56)	—	(0.56)	(0.06)	9.80	5.12		86,395	1.07	(12)	1.32		4.85		141
10/31/16	9.83	0.28	0.12	0.40	(0.37)	—	(0.37)	0.03	9.86	4.24		94,940	1.15	(6)(12)	1.64		2.89		66
10/31/15(13)	10.00	0.08	(0.20)	(0.12)	(0.05)	—	(0.05)	(0.17)	9.83	(1.21	)(4)	96,005	1.04	(5)	1.52	(5)	1.90	(5)	21	(4)

Footnote Legend

(1)	Computed using average shares outstanding.

(2)	Sales charges, where applicable, are not reflected in the total return calculation.

(3)	Unaudited.

(4)	Not annualized.

(5)	Annualized.

(6)	Net expense ratio includes extraordinary proxy expenses.

(7)	Ratio shown is a blended expense ratio due to expense limit change (See Note 4).

(8)	Inception date July 20, 2015.

(9)	Amount is less than $0.005 or 0.005%.

(10)	Inception date November 3, 2016.

(11)	Inception date September 9, 2015.

(12)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short and commitment fees on borrowings for the Newfleet Credit Opportunities Fund for Class A is 1.35%, 1.35% and 1.35%, for Class C is 2.10%, 2.10% and 2.11%, for Class I is 1.10%, 1.10% and 1.10% and for Class R6 is 1.07%, 1.06% and 1.04% for the six months ended April 30, 2018 and fiscal years ended October 31, 2017 and October 31, 2016, respectively.

(13)	Inception date June 5, 2015.

See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2018 (Unaudited)

Note 1. Organization

Virtus Alternative Solutions Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of the date of this report the Trust is comprised of three non-diversified funds (Aviva Multi-Strategy Target Return Fund, Duff & Phelps Select MLP and Energy Fund and Newfleet Credit Opportunities Fund) each having a distinct investment objective(s) outlined below.

The Funds have the following investment objectives:

Investment Objective(s)
Aviva Multi-Strategy Target Return Fund	Long-term total return
Duff & Phelps Select MLP and Energy
Fund	Total return with a secondary objective of income
Seeking long-term total return which may include
investment returns from a combination of sources
Newfleet Credit Opportunities Fund	including capital appreciation and interest income

There is no guarantee that a Fund will achieve its objective(s).

All of the Funds offer Class A shares, Class C shares and Class I shares.

The Aviva Multi-Strategy Target Return Fund and the Newfleet Credit Opportunities Fund also offer Class R6 shares.

Class A shares are sold with a front-end sales charge of up to 5.75% (3.75% for Newfleet Credit Opportunities Fund) with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.

Class R6 shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and nonqualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the Fund. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a minimum initial investment requirement. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.

The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.

Note 2. Significant Accounting Policies

The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A. Security Valuation

Security valuation procedures for each Fund, which include nightly price variance as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board, and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

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Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Each Fund’s policy is to recognize transfers between levels at the end of the reporting period.

● Level 1	—	quoted prices in active markets for identical securities (security types generally include listed equities)
● Level 2	—	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3	—	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally, 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Claims are valued by brokers based on pricing models that take into account, among other factors, both cash and non-cash assets. The valuation is derived from expected cash flow of the claims and the non-cash assets, which include all real estate, private equity or other securities within the estate. To the extent that these inputs are observable, the values of the claims are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (OTC) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. Security Transactions, Investment Income and Return of Capital Estimates

Security transactions are recorded on the trade date. Realized gains and losses from the sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

Dividend income from REIT and MLP investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain

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NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2018 (Unaudited)

(loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The Duff & Phelps Select MLP and Energy Fund invests in MLPs that make distributions that are primarily attributable to return of capital. The actual amounts of income, return of capital, and capital gains are only determined by each REIT and MLP after its fiscal year-end, and may differ from the estimated amounts.

C. Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of April 30, 2018, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2015 forward (with limited exceptions).

D. Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.

E. Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.

F. Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G. When-issued Purchases and Forward Commitments (Delayed Delivery)

Certain Funds may engage in when-issued or forward commitment transactions. Transactions on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

H. Short Sales

Certain Funds may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, a Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, Newfleet Credit Opportunities Fund may receive rebate income or be charged a fee on borrowed securities which is under “Interest expense on securities sold short” on the Statements of Operations. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

I. Leveraged Loans

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade, and often involve borrowers that are highly leveraged. A Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2018 (Unaudited)

corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

Note 3. Derivative Financial Instruments

($ reported in thousands)

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.

A. Futures Contracts

A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) on futures contracts.

During the fiscal period, Aviva Multi-Strategy Target Return Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

B. Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily, and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

During the fiscal period, Aviva Multi-Strategy Target Return Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2018 (Unaudited)

C. Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. A Fund doing so is subject to equity price risk and/or foreign currency risk in the normal course of pursuing its investment objectives.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. Holdings of the Fund designated to cover outstanding written options are noted in the Schedule of Investments. Purchased options are reported as an asset within “Investment securities at value” in the Statement of Assets and Liabilities. Written options are reported as a liability within “Written options at value”. Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) on written options” in the Statement of Operations.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statement of Operations.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price/foreign currency rate of the referenced security/currency increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price/foreign currency rate of the referenced security/currency decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

During the fiscal period, Aviva Multi-Strategy Target Return Fund used options contracts to hedge against market and idiosyncratic risk or to reduce portfolio volatility.

D. Swaps

Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statements of Assets and Liabilities as “Swaps at value”. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.

Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Swaps at value” in the Statements of Assets and Liabilities and are amortized over the term of the swap. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.

Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for swaps”.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Credit default swaps – A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the

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referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

During the fiscal period, Aviva Multi-Strategy Target Return Fund utilized both single name credit default swaps and credit index swaps to gain exposure to short individual securities or to gain exposure to a credit or asset-backed index.

Total return swaps – Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Certain Funds may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk).

Certain Funds may enter into equity basket swaps to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. This means that the Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly.

During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the ISDA Master Agreement (defined below in “Derivative Risks”) between the Fund and the counterparty.

The value of the swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. The swap involves additional risks than if the Fund has invested in the underlying positions directly, including: the risk that changes in the swap may not correlate perfectly with the underlying long and short securities; credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Fund to close out its position(s).

During the fiscal period, Aviva Multi-Strategy Target Return Fund utilized total return swaps to gain exposure to broad markets or to hedge the risk of individual securities within the portfolios, obtain long or short exposure to the underlying reference instrument, obtain leverage and gain exposure to restricted markets in order to avoid the operational burden of ownership filing requirements. At April 30, 2018, the Aviva Multi-Strategy Target Return Fund did not hold Swap Baskets.

Interest rate swaps – Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Certain Funds may enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

During the fiscal period, Aviva Multi-Strategy Target Return Fund utilized interest rate swaps to gain exposure to interest rates or to hedge interest rate risk within its portfolio.

Inflation swaps – Inflation swaps are contracts in which one party agrees to pay the cumulative percentage increase in a price index (e.g., the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), while the other pays a compounded fixed rate. One factor that may lead to changes in the values of inflation swaps is a change in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a decrease in value of an inflation swap. Certain Funds may enter into inflation swaps to hedge the inflation risk associated with non-inflation indexed investments, thereby creating “synthetic” inflation-indexed investments.

During the fiscal period, Aviva Multi-Strategy Target Return Fund utilized inflation swaps to hedge inflation risk within its portfolio or to gain exposure to the impact of inflation.

Variance swaps – Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on an underlying asset or index. Certain Funds may enter into variance swaps in an attempt to hedge equity market risk or adjust exposure to the equity markets.

During the fiscal period, Aviva Multi-Strategy Target Return Fund utilized variance swaps to capitalize on volatility in the equity markets.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2018 (Unaudited)

The following is a summary of derivative instruments categorized by primary risk exposure as of April 30, 2018:

	Fair Values of Derivative Financial Instruments as of April 30, 2018
	Derivative Assets
		Aviva Multi-Strategy
		Target Return Fund
	Statements of Assets and
Primary Risk	Liabilities Location	Value
Interest rate contracts	Investment in securities at value[1]	$4,045
Foreign currency exchange contracts	Investment in securities at value[1]; Unrealized
	appreciation on forward foreign currency exchange
	contracts	1,396
Equity contracts	Net unrealized appreciation (depreciation) on
	investments[2]; Investment in securities at value[1]; Swaps
	at value	704
Credit contracts	Swaps at value	125
Total		$6,270

[1]Includes	purchased options and swaptions at value as reported in the Schedules of Investments.

2Includes cumulative appreciation (depreciation) on futures contracts and purchased options at value as reported in the Schedules of Investments. For futures contracts only current day’s variation margin is reported within the Statements of Assets and Liabilities.

	Fair Values of Derivative Financial Instruments as of April 30, 2018
	Derivative Liabilities
		Aviva Multi-Strategy
		Target Return Fund
	Statements of Assets and
Primary Risk	Liabilities Location	Value
Interest rate contracts	Investment in securities at value; Net unrealized
	appreciation (depreciation) on investments[1]; Swapsat
	value	$1,625
Foreign currency exchange contracts	Unrealized depreciation on forward foreign currency
	exchange contracts	792
Equity contracts	Written options at value; Net unrealized appreciation
	(depreciation) on investments[1]; Swaps at value	1,211
Total		$3,628

1Includes cumulative appreciation (depreciation) on futures contracts and purchased options at value as reported in the Schedules of Investments. For futures contracts only current day’s variation margin is reported within the Statements of Assets and Liabilities.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2018 (Unaudited)

The Effect of Derivative Financial Instruments in the Statement of Operations
Six Months Ended April 30, 2018
Net Realized Gain (Loss) From

Aviva Multi-Strategy
Target Return Fund
Interest rate contracts:
Futures contracts[1]	$ 814
Purchased swaptions[2]	56
Swaps[3]	(428)
Foreign currency exchange contracts:
Forward foreign currency transactions[4]	(169)
Purchased options[2]	(873)
Equity contracts:
Futures contracts[1]	457
Purchased options[2]	179
Written options[5]	126
Swaps[3]	(1,102)
Credit contracts:
Swaps[3]	251

Total	$ (689)

1Included in net realized gain (loss) from futures within the Statement of Operations.

2Included in net realized gain (loss) from investments within the Statement of Operations.

3Included in net realized gain (loss) from swaps within the Statement of Operations.

4Included in net realized gain (loss) from foreign forward currency transactions within the Statement of Operations.

5Included in net realized gain (loss) from written options within the Statement of Operations.

The Effect of Derivative Financial Instruments in the Statement of Operations
Six Months Ended April 30, 2018
Net Change in Unrealized Appreciation/(Depreciation) on

Aviva Multi-Strategy
Target Return Fund
Interest rate contracts:
Futures contracts[1]	$ (456)
Purchased swaptions[2]	30
Swaps[3]	1,861
Foreign currency exchange contracts:
Forward foreign currency transactions[4]	734
Purchased options[2]	(120)
Equity contracts:
Futures contracts[1]	(619)
Purchased options[2]	269
Written options[5]	(169)
Swaps[3]	205
Credit contracts:
Swaps[3]	(147)

Total	$1,588

1Included in net change in unrealized appreciation (depreciation) from futures within the Statement of Operations.

2Included in net change in unrealized appreciation (depreciation) from investments within the Statement of Operations.

3Included in net change in unrealized appreciation (depreciation) from swaps within the Statement of Operations.

4Included in net change in unrealized appreciation (depreciation) from forward foreign currency transactions within the Statement of Operations.

5Included in net change in unrealized appreciation (depreciation) from written options within the Statement of Operations.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2018 (Unaudited)

The quarterly average values (unless otherwise specified) of the derivatives held by the funds in the table shown below indicate the volume of derivative activity for each applicable Fund for the six months ended April 30, 2018.

Aviva Multi-Strategy Target Return Fund
Purchased Options[1]	$ 1,904
Purchased Swaptions[1]	1,272
Written Options[2]	(124)
Futures Contracts-Long Positions[3]	888
Futures Contracts-Short Positions[3]	(335)
Forward Foreign Currency Exchange Purchase Contracts[4]	30,825
Forward Foreign Currency Exchange Sale Contracts[5]	(38,049)
Interest Rate Swap Agreements[6]	239,378
Credit Default Swap Agreements - Buy Protection[6]	5,503
Total Return Swap Agreements[6]	5,195
Inflation Swap Agreements[6]	41,168
Volatility Swap Agreements[6]	6,856
Total Return Basket Swap Agreements[6]	394

1Average premiums paid for the period.

2Average premiums received for the period.

3Average unrealized for the period.

4Average value at trade date payable.

5Average value at settlement date receivable.

6Notional.

E. Derivative Risks

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.

With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2018 (Unaudited)

F. Collateral Requirements and Master Netting Agreements (“MNA”)

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

At April 30, 2018, the Funds’ derivative assets and liabilities (by type) are as follows:
Aviva Multi-Strategy Target Return Fund:
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$23	$40
Forward foreign currency exchange contracts	1,320	792
Swaps	3,343	1,855
Purchased options	86	—
Purchased swaptions	1,251	589
Written options	—	17

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$6,023	$3,293

Derivatives not subject to a MNA or similar agreement	(1,873)	(939)

Total assets and liabilities subject to a MNA	$4,150	$2,354

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2018 (Unaudited)

The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of April 30, 2018:

Aviva Multi-Strategy Target Return Fund
Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received[1]	Cash Collateral Received[1]	Net Amount of Derivative Assets[2]
BNP Paribas	$429	$(416)	$—	$—	$13
Citibank	1,493	(147)	—	(1,256)	90
Deutsche Bank AG	267	—	—	(267)	—
Goldman Sachs & Co.	1,210	(826)	—	(290)	94
JPMorgan Chase Bank N.A.	215	(131)	—	—	84
Societe Generale	536	(536)	—	—	—

Total	$4,150	$(2,056)	$—	$(1,813)	$281

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged[3]	Cash Collateral Pledged[3]	Net Amount of Derivative Liabilities[4]
BNP Paribas	$416	$(416)	$—	$—	$—
Citibank	147	(147)	—	—	—
Goldman Sachs & Co.	826	(826)	—	—	—
JPMorgan Chase Bank N.A.	131	(131)	—	—	—
Merrill Lynch	11	—	—	—	11
Nomura Global Financial Products, Inc.	3	—	—	—	3
Societe Generale	820	(536)	—	(280)	4

Total	$2,354	$(2,056)	$—	$(280)	$18

    1Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.

    2Net amount represents the net amount receivable from the counterparty in the event of default.

    3Excess of collateral pledged to the individual counterparty may not be shown for financial reporting purposes.

    4Net amount represents the net amount payable due to the counterparty in the event of default.

Note 4. Investment Advisory Fee and Related Party Transactions

($ reported in thousands)

A. Adviser

Virtus Alternative Investment Advisers, Inc. (“VAIA” or the “Adviser”), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.

As compensation for its services to the Funds, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets or managed assets of each Fund. “Managed assets” means the total assets of the Fund including any assets attributable to borrowings minus the Fund’s accrued liabilities other than such borrowings:

	All Assets	1st $5 Billion	$5+ Billion	Based upon
Aviva Multi-Strategy Target Return Fund	— %	1.30%*	1.25%	Net assets
Duff & Phelps Select MLP and Energy Fund	0.90**	—	—	Net assets
Newfleet Credit Opportunities Fund	0.75	—	—	Managed assets

Footnote Legend:

*	The Fund’s investment adviser has contractually agreed to waive a portion of the management fee so that such fee does not exceed 1.25% through February 28, 2019.
**	Prior to March 29, 2018, the management fee was 1.00%.

B. Subadvisers

The subadvisers manage the investments of each Fund, for which they are paid a fee by the Adviser.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2018 (Unaudited)

At April 30, 2018, Subadvisers with respect to the Funds they serve are as follows: Aviva Investors Americas LLC (“Aviva”), for Aviva Multi-Strategy Target Return Fund; Duff & Phelps Investment Management Co. (“Duff & Phelps”), an indirect wholly-owned subsidiary of Virtus, for Duff & Phelps Select MLP and Energy Fund; and Newfleet Asset Management, LLC (“Newfleet”), an indirect wholly-owned subsidiary of Virtus, for Newfleet Credit Opportunities Fund.

C. Expense Limits and Fee Waivers

The Adviser has contractually agreed to limit each Fund’s operating expenses (excluding front-end or contingent deferred loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, dividend expenses, and leverage expenses, if any), so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily managed assets or net assets through the dates indicated below.

Following the contractual period, the Adviser may discontinue these expense caps and/or fee waivers at any time.

Fund	Class A	Class C	Class I	Class R6	Through Date

Aviva Multi-Strategy Target Return Fund	1.69%	2.44%	1.44%	1.38%	2/28/2019
Duff & Phelps Select MLP and Energy Fund[1]	1.40	2.15	1.15	—	2/28/2019
Newfleet Credit Opportunities Fund	1.35	2.10	1.10	1.07	2/28/2019

Footnote Legend:

[1]	Prior to March 29, 2018, the contractual expense limits for Class A, Class C and Class I were 1.55%, 2.30% and 1.30%, respectively.

Under certain conditions, the Adviser may recapture fees waived or operating expenses reimbursed within three years after the date on which such waiver or reimbursement occurred. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations, or if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser-reimbursed expenses may be recaptured by the fiscal year ending:

Fund	2018		2019		2020		2021		Total
Aviva Multi-Strategy Target Return Fund
Class A	$2		$26		$16		$3		$47
Class C	1		22		14		2		39
Class I	225		531		435		100		1,291
Class R6	—		—		—	(a)	—	(a)	1
Duff & Phelps Select MLP and Energy Fund
Class A	1		5		10		3		19
Class C	1		3		5		1		10
Class I	46		138		164		39		387
Newfleet Credit Opportunities Fund
Class A	—	(a)	15				1		7
Class C	—	(a)	—	(a)	—	(a)	—	(a)	1
Class I	—	(a)	12				—	(a)	4
Class R6	155		443		209		23		830

Footnote Legend:

(a)	Amount is less than $500.

D. Distributor

VP Distributors, LLC (“VP Distributors” or the “Distributor”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended April 30, 2018, there were less than $500 in commissions for Class A shares and less than $500 in CDSC for Class A shares and Class C shares.

In addition, each Fund pays VP Distributors distribution and/or service fees under a 12b-1 plan as a percentage of the average daily net assets of each respective class at the annual rates as follows: a service fee at a rate of 0.25% for Class A and Class C shares and a distribution fee of 0.75% for Class C shares. Class I and Class R6 shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2018 (Unaudited)

E. Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect wholly-owned subsidiary of Virtus, serves as the Administrator and Transfer Agent of the Trust. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) services as Sub-Administrative and Accounting Agent of the Trust.

For the six months ended April 30, 2018, the Funds incurred administration fees totaling $84 which are included in the Statements of Operations.

For the six months ended April 30, 2018, the Funds incurred transfer agent fees totaling $47 which are included in the Statements of Operations within the line items “Transfer agent fees and expenses” and “Sub-Transfer agent fees and expenses”. A portion of these fees was paid to outside entities that also provide services to the Trust.

F. Affiliated Shareholders

At April 30, 2018, Virtus and its affiliates held shares of the Funds which may be redeemed at any time that aggregated to the following:

	Shares	Aggregate Net Asset Value
Aviva Multi-Strategy Target Return Fund
Class A	10,106	$ 100
Class C	10,058	98
Class I	2,990,954	29,670
Class R6	10,470	104
Duff & Phelps Select MLP and Energy Fund
Class A	10,601	$ 101
Class C	10,431	99
Class I	511,612	4,886
Newfleet Credit Opportunities Fund
Class A	11,138	$ 108
Class C	10,942	106
Class I	11,206	108
Class R6	8,471,999	82,178

G. Trustee Compensation

The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees.

Note 5. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities, and written option securities) during the six months ended April 30, 2018, were as follows:

	Purchases	Sales
Aviva Multi-Strategy Target Return Fund	$13,640	$ 8,016
Duff & Phelps Select MLP and Energy Fund	1,001	690
Newfleet Credit Opportunities Fund	42,323	37,283

Purchases and sales of long-term U.S. Government and agency securities for the Funds during the six months ended April 30, 2018, were as follows:

	Purchases	Sales
Aviva Multi-Strategy Target Return Fund	$4,103	$23,954

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2018 (Unaudited)

Note 6.	Capital Share Transactions

(reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Aviva Multi-Strategy Target Return Fund
	Six Months Ended April 30, 2018 (Unaudited)				Year Ended October 31, 2017
	SHARES		AMOUNT		SHARES		AMOUNT
Class A
Sale of shares	104		$1,013		90		$887
Reinvestment of distributions	—	(a)	3		2		16
Shares repurchased.	(117)		(1,139)		(296)		(2,898)

Net Increase / (Decrease)	(13)		$(123)		(204)		$(1,995)

Class C
Sale of shares	5		$46		23		$224
Reinvestment of distributions	—	(a)	—	(a)	—		—
Shares repurchased	(75)		(722)		(233)		(2,254)

Net Increase / (Decrease)	(70)		$(676)		(210)		$(2,030)

Class I
Sale of shares	895		$8,733		3,776		$37,057
Reinvestment of distributions	16		153		70		690
Shares repurchased	(3,024)		(29,464)		(4,960)		(48,526)

Net Increase / (Decrease)	(2,113)		$(20,578)		(1,114)		$(10,779)

Class R6
Sale of shares	—		$—		10		$100
Reinvestment of distributions	—	(a)	—	(a)	—	(a)	1
Shares repurchased	—		—		—		—

Net Increase / (Decrease)	—	(a)	$—	(a)	10		$101

	Duff & Phelps Select MLP and Energy Fund
	Six Months Ended April 30, 2018 (Unaudited)				Year Ended October 31, 2017
	SHARES		AMOUNT		SHARES		AMOUNT
Class A
Sale of shares	61		$ 546		17		$ 175
Reinvestment of distributions	1		6		1		6
Shares repurchased	(24)		(220)		(6)		(60)

Net Increase / (Decrease)	38		$ 332		12		$ 121

Class C
Sale of shares	—		$ —		2		$23
Reinvestment of distributions	—	(a)	2		—	(a)	2
Shares repurchased	—	(a)	(4)		(1)		(6)

Net Increase / (Decrease)	—	(a)	$ (2)		1		$ 19

Class I
Sale of shares	4		$ 38		44		$ 445
Reinvestment of distributions	11		104		11		110
Shares repurchased	(10)		(90)		(12)		(116)

Net Increase / (Decrease)	5		$ 52		43		$ 439

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2018 (Unaudited)

	Newfleet Credit Opportunities Fund
	Six Months Ended April 30, 2018 (Unaudited)			Year Ended October 31, 2017
	SHARES		AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	8		$ 73	193	$ 1,897
Reinvestment of distributions	4		42	10	100
Shares repurchased	(57)		(554)	(39)	(386)

Net Increase / (Decrease)	(45)		$(439)	164	$ 1,611

Class C
Sale of shares	—		$ —	6	$ 58
Reinvestment of distributions	—	(a)	3	1	9
Shares repurchased	(3)		(28)	(1)	(11)

Net Increase / (Decrease)	(3)		$ (25)	6	$56

Class I
Sale of shares	—		$ —	323	$ 3,247
Reinvestment of distributions	1		7	6	61
Shares repurchased	(17)		(164)	(335)	(3,343)

Net Increase / (Decrease)	(16)		$(157)	(6)	$(35)

Class R6
Sale of shares	—		$ —	—	$ —
Reinvestment of distributions	—	(a)	2	1	6
Shares repurchased	—		—	(812)	(8,105)

Net Increase / (Decrease)	—	(a)	$ 2	(811)	$(8,099)

Footnote Legend:

(a) Amount	is less than $500.

Note 7. 10% Shareholders

As of April 30, 2018, each Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	% of Shares Outstanding	Number of Accounts
Aviva Multi-Strategy Target Return Fund	34%	1	*
Duff & Phelps Select MLP and Energy Fund	84	1	*
Newfleet Credit Opportunities Fund#	88	1	*

Footnote Legend:

*	Shareholder account is affiliated.
#	A significant portion of the Newfleet Credit Opportunities Fund is owned by Virtus Newfleet Multi-Sector Short Term Bond Fund and Virtus Newfleet MultiSector Intermediate Bond Fund. These funds do not invest in Newfleet Credit Opportunities Fund for the purpose of exercising management or control; however the investments made by them within each of their respective principal investment strategies may represent a significant portion of Newfleet Credit Opportunities Fund’s net assets. At April 30, 2018, the Virtus Newfleet Multi-Sector Short Term Bond Fund was the owner of record of approximately 78% of the Newfleet Credit Opportunities Fund. At April 30, 2018, the Virtus Newfleet Multi-Sector Intermediate Bond Fund was the owner of record of approximately 10% of the Newfleet Credit Opportunities Fund.

Note 8. Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2018 (Unaudited)

Certain Funds may invest a high percentage of their assets in specific sectors or countries of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Note 9. Borrowings

($ reported in thousands)

On February 21, 2018, Newfleet Credit Opportunities Fund terminated a Credit Agreement with a commercial bank that allowed the Fund to borrow cash from the bank, up to a limit of $10,000. Borrowings under this Credit Agreement were collateralized by investments of the Fund. Interest was charged at LIBOR plus an additional percentage rate on the amount borrowed. Commitment fees were charged on the undrawn balance. Total commitment fees paid and accrued for the period ended April 30, 2018, were $9 and are included in the Statement of Operations within the line item “Commitment fees on borrowing.” The bank had the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.

Newfleet Credit Opportunities Fund made no borrowings under this Credit Agreement during the period.

Note 10. Redemption Facility

($ reported in thousands)

On September 18, 2017, Aviva Multi-Strategy Target Return Fund, Duff & Phelps Select MLP and Energy Fund and certain other affiliated funds not in the Trust entered into a $150,000 unsecured line of credit (“Credit Agreement”). On March 15, 2018, Newfleet Credit Opportunities Fund entered into this Credit Agreement as an additional fund. This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.

No Funds made borrowings under this Credit Agreement during the period and no Fund had any outstanding borrowings under this Credit Agreement as of April 30, 2018.

Note 11. Illiquid and Restricted Securities

($ reported in thousands)

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the applicable Fund.

Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At April 30, 2018, the Aviva Multi-Strategy Target Return Fund held the following restricted security:

Security	Acquisition Date	Cost	Market Value
Safran SA	2/16/2018	$27	$29

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2018 (Unaudited)

Note 12. Federal Income Tax Information

($ reported in thousands)

At April 30, 2018, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

Fund	Federal Tax Cost (Proceeds)	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Aviva Multi-Strategy Target Return Fund - Investments and derivatives	$79,859	$2,120	$(2,294)	$(174)
Aviva Multi-Strategy Target Return Fund - Written Options	(79)	62	—	62
Duff & Phelps Select MLP and Energy Fund - Investments	5,690	620	(500)	120
Newfleet Credit Opportunities Fund - Investments	87,801	2,149	(2,254)	(105)
Newfleet Credit Opportunities Fund - Short sales	(453)	7	—	7

The cost of investments and unrealized appreciation/depreciation may also include timing differences that do not constitute adjustments to tax basis.

Certain Funds have capital-loss carryforwards available to offset future realized capital gains.

	Short-Term	Long-Term
Aviva Multi-Strategy Target Return Fund	$ —	$—
Duff & Phelps Select MLP and Energy Fund	84	—
Newfleet Credit Opportunities Fund	1,229	—

Certain late year ordinary losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended October 31, 2017, the Fund deferred and recognized late year ordinary losses as follows:

	Late Year Ordinary Losses Deferred	Late Year Ordinary Losses Recognized
Duff & Phelps Select MLP and Energy Fund	$18	$—

The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which are disclosed in the beginning of this note) consist of the following:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Aviva Multi-Strategy Target Return Fund	$—	$—
Duff & Phelps Select MLP and Energy Fund	—	—
Newfleet Credit Opportunities Fund	429	—

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

The tax character of dividends and distributions paid during the year ended October 31, 2017 and 2016 was as follows:

		Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Aviva Multi-Strategy Target Return Fund	2017	$572	$179	$—	$751
	2016	321	70	—	391
Duff & Phelps Select MLP and Energy Fund	2017	60	—	58	118
	2016	48	—	53	101
Newfleet Credit Opportunities Fund	2017	5,265	—	—	5,265
	2016	3,633	—	—	3,633

Note 13. Regulatory Matters and Litigation

From time to time, the Trust, the Funds’ Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2018 (Unaudited)

Note 14. Indemnifications

Under the Trust’s organizational documents, and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

Note 15. Recent Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

Note 16. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Alternative Solutions Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Alternative Investment Advisers, Inc. (“VAIA”) and of each subadvisory agreement (the “Subadvisory Agreements”)(together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Aviva Multi-Strategy Target Return Fund, Virtus Duff & Phelps Select MLP and Energy Fund and Virtus Newfleet Credit Opportunities Fund (individually and collectively, the “Funds”). At in-person meetings held on November 3, 2017 and November 15-16, 2017 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VAIA and each subadviser (each, a “Subadviser” and collectively, the “Subadvisers”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VAIA and each Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of certain of the Subadvisers with VAIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Funds by VAIA and each of the Subadvisers; (2) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of each Fund’s advisory fee rates with those of a group of funds with similar investment objective(s); (4) the profitability of VAIA under the Advisory Agreement; (5) any “fall-out” benefits to VAIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VAIA, the Subadvisers or their affiliates from VAIA’s or the applicable Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) fees paid to VAIA and the Subadvisers by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent, and Quality of Services

The Trustees received in advance of the Meetings information provided by VAIA and each Subadviser, including completed questionnaires concerning a number of topics, such as the company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VAIA’s senior management personnel, during which, among other items, VAIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VAIA is responsible for the oversight of each Fund’s investment programs and day-to-day operations and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VAIA, the Board considered VAIA’s process for supervising and managing subadvisers, including (a) VAIA’s ability to select and monitor the subadvisers; (b) VAIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VAIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VAIA’s management and other personnel; (b) the financial condition of VAIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VAIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VAIA and its affiliates to the Funds; (e) VAIA’s supervision of the Funds’ other service providers; and (f) VAIA’s risk management processes. It was noted that affiliates of VAIA serve as administrator, transfer agent and distributor to the Funds. The Board also took into account its knowledge of VAIA’s management and the quality of the performance of VAIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Funds’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VAIA’s and the Subadvisers’ management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Fund(s); (b) the financial

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VAIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund(s).

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Funds prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about the Funds’ performance results and portfolio composition, as well as each Subadviser’s investment strategy. The Board noted VAIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to each Fund. The Board was mindful of VAIA’s focus on each Subadviser’s performance and noted VAIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended June 30, 2017.

Virtus Aviva Multi-Strategy Target Return Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the year-to-date and 1-year periods and underperformed its benchmark for the year-to-date period. The Board also noted that the Fund outperformed its benchmark for the 1-year period.

Virtus Duff & Phelps Select MLP and Energy Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the year-to-date and 1-year periods and underperformed its benchmark for the year-to-date period. The Board also noted that the Fund outperformed its benchmark for the 1-year period.

Virtus Newfleet Credit Opportunities Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the year-to-date and 1-year periods.

Management Fees and Total Expenses

The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that each Fund had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders. The Board also noted that the subadvisory fees were paid by VAIA out of its management fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/ subadvisory fee structure, including the amount of the advisory fee retained by VAIA after payment of the subadvisory fee. The Board also took into account the size of each Fund and the impact on expenses. The Subadvisers provided, and the Board considered, fee information of comparable accounts managed by the Subadvisers, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of each Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

Virtus Aviva Multi-Strategy Target Return Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were above the median of the Expense Group.

Virtus Duff & Phelps Select MLP and Energy Fund. The Board considered that the Fund’s net management fee after waivers was below the median of the Expense Group, while its net total expenses after waivers were above the median of the Expense Group.

Virtus Newfleet Credit Opportunities Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were above the median of the Expense Group.

The Board concluded that the advisory and subadvisory fees for each Fund, including any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

Profitability

The Board also considered certain information relating to profitability that had been provided by VAIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VAIA for its management of the Funds, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by a VAIA affiliate. In addition to the fees paid to VAIA and its affiliates, including the applicable Subadvisers, the Board considered any other benefits derived by VAIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VAIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VAIA and its affiliates as well as other factors.

In considering the profitability to the Subadvisers in connection with their relationships to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VAIA out of the fees that VAIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VAIA to the affiliated Subadvisers, the Board noted that, because such Subadvisers are affiliates of VAIA, such profitability might be directly or indirectly shared by VAIA. In addition, with respect to Aviva Investors America LLC, the unaffiliated subadviser, the Board relied on the ability of VAIA to negotiate the Subadvisory Agreement and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationships with the Funds was not a material factor in approval of the Subadvisory Agreements.

Economies of Scale

The Board received and discussed information concerning whether VAIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for certain Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for all of the Funds. The Board also took into account management’s discussion of each Fund’s management fee and subadvisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also took into account the current size of the Funds. The Board concluded that no changes to the advisory fee structure of the Funds were necessary at this time. The Board noted that VAIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current size of the Fund(s) managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.

Other Factors

The Board considered other benefits that may be realized by VAIA and each Subadviser and their respective affiliates from their relationships with the applicable Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VAIA and certain Subadvisers, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VAIA also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while certain of the Subadvisers are affiliates of VAIA, there are no other direct benefits to the Subadvisers or VAIA in providing investment advisory services to the Fund(s), other than the fee to be earned under the applicable Agreement(s). There may be certain indirect benefits gained including to the extent that serving the Fund(s) could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Conclusion

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

Virtus Alternative Solutions Trust

101 Munson Street

Greenfield, MA 01301-9668

Trustees

Philip R. McLoughlin, Chairman

George R. Aylward

Thomas J. Brown

Donald C. Burke

Roger A. Gelfenbien

Sidney E. Harris

John R. Mallin

Hassell H. McClellan

Connie D. McDaniel

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Officers

George R. Aylward, President

Peter Batchelar, Senior Vice President

W. Patrick Bradley, Executive Vice President,

  Chief Financial Officer and Treasurer

Jennifer Fromm, Vice President, Chief Legal

  Officer, Counsel and Secretary

Nancy J. Engberg, Senior Vice President and

  Chief Compliance Officer

Julia R. Short, Senior Vice President

Francis G. Waltman, Executive Vice President

Investment Adviser

Virtus Alternative Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

How to Contact Us

Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

          P.O. Box 9874

Providence, RI 02940-8074

For more information about Virtus Mutual Funds,

please call your financial representative, contact us

at 1-800-243-1574, or visit Virtus.com.

8554	06-18

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Exchange Act.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

[Note that until the date that the registrant has filed its first report on Form N-PORT (17 CFR 270.150), the registrant’s disclosures required by this Item are limited to any change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.]

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

[Note that until the date that the registrant has filed its first report on Form N-PORT (17 CFR 270.150), in the certification required by Item 13(a)(2), the registrant’s certifying officers must certify that they have disclosed in the report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.]

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Alternative Solutions Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	7/5/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	7/5/2018

By (Signature and Title)*	/s/ W. Patrick Bradley

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
(principal financial and accounting officer)

Date	7/5/2018

* Print the name and title of each signing officer under his or her signature.